UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Bond Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense – 1.3%
Bombardier Inc.,
7.500%, 3–15–18 (A)	$13,350	$14,635
Honeywell International Inc.,
5.000%, 2–15–19	5,000	5,952

		20,587

Apparel Retail – 1.6%
Limited Brands, Inc.:
8.500%, 6–15–19	3,000	3,525
7.000%, 5–1–20	10,676	11,851
5.625%, 2–15–22	1,710	1,761
LVMH Moet Hennessy Louis Vuitton,
1.625%, 6–29–17 (A)	7,500	7,502

		24,639

Automotive Manufacturers – 0.4%
Volkswagen International Finance N.V.,
2.375%, 3–22–17 (A)	7,000	7,114

Biotechnology – 1.1%
Amgen Inc.:
6.150%, 6–1–18	12,500	15,004
5.700%, 2–1–19	2,000	2,358

		17,362

Brewers – 2.2%
Anheuser–Busch InBev Worldwide Inc.,
5.375%, 1–15–20	12,000	14,309
SABMiller plc,
6.500%, 7–15–18 (A)	15,000	18,252

		32,561

Broadcasting – 1.5%
CBS Corporation,
8.875%, 5–15–19	13,076	17,301
NBCUniversal Media, LLC,
5.150%, 4–30–20	5,297	6,085

		23,386

Cable & Satellite – 2.5%
Comcast Cable Communications, Inc.,
8.500%, 5–1–27	5,250	7,231
Comcast Corporation,
5.150%, 3–1–20	7,000	8,131
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.500%, 3–1–16	9,000	9,496
Time Warner Inc.,
4.750%, 3–29–21	12,250	13,717

		38,575

Coal & Consumable Fuels – 1.2%
Joy Global Inc.,
6.000%, 11–15–16	14,000	16,005
Peabody Energy Corporation,
6.500%, 9–15–20	3,000	3,038

		19,043

Computer & Electronics Retail – 0.3%
Best Buy Co., Inc.,
3.750%, 3–15–16	5,000	4,883

Consumer Finance – 2.3%
American Express Credit Corporation,
2.750%, 9–15–15	5,000	5,218
Capital One Financial Corporation,
3.150%, 7–15–16	15,000	15,540
Ford Motor Credit Company LLC:
3.875%, 1–15–15	4,000	4,120
7.000%, 4–15–15	10,000	11,114

		35,992

Data Processing & Outsourced Services – 1.5%
Fidelity National Financial, Inc.,
6.600%, 5–15–17	11,430	12,351
Western Union Company (The),
3.650%, 8–22–18	10,000	10,833

		23,184

Distillers & Vintners – 1.0%
Diageo Capital plc,
5.750%, 10–23–17	13,500	16,236

Diversified Banks – 2.6%
HSBC Holdings plc,
5.100%, 4–5–21	16,000	17,875
U.S. Bancorp,
4.125%, 5–24–21	10,000	11,220
Wells Fargo & Company,
3.676%, 6–15–16 (B)	11,000	11,713

		40,808

Diversified Capital Markets – 0.5%
Credit Suisse AG,
3.500%, 3–23–15	7,000	7,258

Diversified Chemicals – 1.7%
Dow Chemical Company (The),
8.550%, 5–15–19	11,207	14,914
E.I. du Pont de Nemours and Company,
5.750%, 3–15–19	9,000	11,010

		25,924

Diversified Metals & Mining – 0.9%
Rio Tinto Finance (USA) Limited,
3.750%, 9–20–21	13,500	14,512

Education Services – 0.2%
Trustees of Princeton University (The),
4.950%, 3–1–19	3,000	3,588

Electric Utilities – 2.3%
Detroit Edison Company (The),
3.900%, 6–1–21	11,625	12,869
NextEra Energy Capital Holdings, Inc.,
7.875%, 12–15–15	10,000	11,983
PacifiCorp,
2.950%, 2–1–22	11,000	11,305

		36,157

Electrical Components & Equipment – 0.2%
Emerson Electric Co.,
4.875%, 10–15–19	2,500	2,957

Electronic Manufacturing Services – 1.1%
Jabil Circuit, Inc.:
8.250%, 3–15–18	9,350	10,963
5.625%, 12–15–20	5,480	5,795

		16,758

Environmental & Facilities Services – 2.0%
Republic Services, Inc.,
4.750%, 5–15–23	15,000	16,637
Waste Management, Inc.,
4.600%, 3–1–21	13,299	14,803

		31,440

Fertilizers & Agricultural Chemicals – 0.3%
Potash Corporation of Saskatchewan Inc.,
3.250%, 12–1–17	4,500	4,832

Forest Products – 1.0%
Georgia–Pacific LLC,
5.400%, 11–1–20 (A)	14,000	16,256

Health Care Services – 2.1%
Aristotle Holding, Inc.,
3.500%, 11–15–16 (A)	4,975	5,240

Medco Health Solutions, Inc.:
7.125%, 3–15–18	9,000	11,110
4.125%, 9–15–20	5,500	5,835
Quest Diagnostics Incorporated,
3.200%, 4–1–16	11,000	11,510

		33,695

Health Care Supplies – 0.4%
DENTSPLY International Inc.,
4.125%, 8–15–21	5,500	5,730

Home Improvement Retail – 1.1%
Home Depot, Inc. (The),
4.400%, 4–1–21	15,000	17,326

Household Appliances – 0.1%
Controladora Mabe, S.A. de C.V.,
6.500%, 12–15–15 (A)	2,000	2,025

Household Products – 0.9%
Procter & Gamble Company (The),
8.000%, 9–1–24	10,000	14,957

Independent Finance – 0.3%
John Deere Capital Corporation,
2.800%, 1–27–23	5,000	5,023

Industrial Conglomerates – 1.3%
General Electric Capital Corporation,
5.625%, 5–1–18	13,000	14,952
Westinghouse Electric Corporation,
8.875%, 6–14–14	4,500	5,012

		19,964

Integrated Oil & Gas – 0.6%
Shell International Finance B.V.,
4.375%, 3–25–20	8,500	9,905

Integrated Telecommunication Services – 1.5%
AT&T Inc.,
5.800%, 2–15–19	1,500	1,831
Verizon Communications Inc.,
8.750%, 11–1–18	15,700	21,591

		23,422

Investment Banking & Brokerage – 1.6%
Goldman Sachs Group, Inc. (The),
5.375%, 3–15–20	13,000	13,391
Morgan Stanley,
4.100%, 1–26–15	12,450	12,381

		25,772

IT Consulting & Other Services – 0.3%
International Business Machines Corporation,
7.625%, 10–15–18	4,000	5,332

Life & Health Insurance – 0.7%
Metropolitan Life Global Funding I,
2.500%, 9–29–15 (A)	5,500	5,638
Prudential Financial, Inc.,
4.750%, 9–17–15	5,000	5,384

		11,022

Multi–Utilities – 2.3%
Dominion Resources, Inc.,
5.250%, 8–1–33	7,500	8,483
Duke Energy Carolinas, LLC,
4.300%, 6–15–20	3,250	3,719
Duke Energy Indiana, Inc.,
3.750%, 7–15–20	7,000	7,659
NorthWestern Corporation,
6.340%, 4–1–19	7,000	8,285
Pacific Gas and Electric Company,
3.500%, 10–1–20	8,000	8,624

		36,770

Office Electronics – 1.0%
Xerox Corporation,
6.350%, 5–15–18	14,100	16,447

Oil & Gas Equipment & Services – 2.3%
Baker Hughes Incorporated,

3.200%, 8–15–21	3,000	3,132
Enterprise Products Operating LLC,
4.050%, 2–15–22	5,000	5,307
Halliburton Company:
6.150%, 9–15–19	7,000	8,657
6.750%, 2–1–27	4,950	6,239
Schlumberger Investment S.A. (GTD by Schlumberger Limited),
3.300%, 9–14–21 (A)	2,500	2,621
Schlumberger S.A. (GTD by Schlumberger Limited),
2.650%, 1–15–16 (A)	9,500	9,949

		35,905

Oil & Gas Exploration & Production – 1.1%
Petrohawk Energy Corporation,
7.250%, 8–15–18	16,000	18,001

Oil & Gas Storage & Transportation – 1.4%
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5–31–14 (A)	8,784	9,397
Sunoco Logistics Partners Operations L.P.,
8.750%, 2–15–14	4,500	4,899
Tennessee Gas Pipeline Company,
7.000%, 3–15–27	6,000	7,525

		21,821

Other Diversified Financial Services – 2.4%
Bank of America Corporation:
3.625%, 3–17–16	8,000	8,039
6.500%, 8–1–16	3,000	3,296
ING Bank N.V.,
4.000%, 3–15–16 (A)	7,000	7,050
JPMorgan Chase & Co.,
6.000%, 1–15–18	17,000	19,523

		37,908

Packaged Foods & Meats – 1.1%
H.J. Heinz Company,
3.125%, 9–12–21	3,500	3,591
Kraft Foods Inc.,
5.375%, 2–10–20	12,000	14,210

		17,801

Paper Products – 0.1%
Westvaco Corporation,
7.500%, 6–15–27	770	906

Pharmaceuticals – 1.6%
Express Scripts, Inc.,
3.125%, 5–15–16	7,000	7,291
GlaxoSmithKline Capital Inc.,
5.650%, 5–15–18	7,500	9,070
Johnson & Johnson,
5.150%, 7–15–18	6,000	7,273
Novartis Capital Corporation,
4.400%, 4–24–20	2,000	2,317

		25,951

Property & Casualty Insurance – 0.7%
Berkshire Hathaway Inc.,
3.750%, 8–15–21	10,000	10,676

Railroads – 0.8%
Burlington Northern Santa Fe, LLC:
3.450%, 9–15–21	4,000	4,188
3.050%, 3–15–22	9,000	9,089

		13,277

Restaurants – 1.2%
YUM! Brands, Inc.,
6.250%, 3–15–18	15,810	18,743

Semiconductors – 0.5%
Broadcom Corporation,
2.375%, 11–1–15	7,530	7,805

Soft Drinks – 0.2%
Bottling Group, LLC,
5.125%, 1–15–19	2,800	3,299

Specialty Chemicals – 1.0%
Lubrizol Corporation (The),
8.875%, 2–1–19	12,000	16,391

Systems Software – 0.9%
CA, Inc.,
5.375%, 12–1–19	13,000	14,641

Water Utilities – 0.2%
California Water Service Company,
5.875%, 5–1–19	3,000	3,600

Wireless Telecommunication Service – 1.8%
America Movil, S.A.B. de C.V.,
5.000%, 3–30–20	12,000	13,637
American Tower Corporation,
5.900%, 11–1–21	14,000	15,590

		29,227

TOTAL CORPORATE DEBT SECURITIES – 61.2%		$967,394
(Cost: $892,500)

MORTGAGE–BACKED SECURITIES
Commercial Mortgage–Backed Securities – 1.0%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass–Through Certificates, Series 2005–2,
4.783%, 7–10–43 (B)	163	163
Deutsche Mortgage and Asset Receiving Corporation COMM 2005–C6 Commercial Mortgage Pass–Through Certificates,
5.144%, 6–10–44	8,773	8,772
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass–Through Certificates, Series 2004–C1,
4.719%, 1–15–38	6,000	6,226

		15,161

Non–Agency REMIC/CMO – 0.6%
MASTR Adjustable Rate Mortgage Trust 2005–1,
3.358%, 3–25–35 (B)	6,107	414
Merrill Lynch Mortgage Trust 2005–CIP1,
4.949%, 7–12–38 (B)	6,000	6,271
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass–Through Certificates, Series 2004–1,
2.732%, 2–25–34 (B)	2,354	225
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass–Through Certificates, Series 2004–3AC,
2.852%, 3–25–34 (B)	3,347	316
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass–Through Certificates, Series 2004–5,
3.145%, 5–25–34 (B)	1,437	21
Wells Fargo Mortgage Pass–Through Certificates, Series 2003–10,
4.500%, 9–25–18	2,132	2,200

		9,447

TOTAL MORTGAGE–BACKED SECURITIES – 1.6%		$24,608
(Cost: $35,417)

MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.3%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C,
5.260%, 10–1–18	3,750	4,507

New York – 0.3%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	4,032	5,773

TOTAL MUNICIPAL BONDS – TAXABLE – 0.6%		$10,280

(Cost: $7,782)

OTHER GOVERNMENT SECURITIES
Canada – 0.8%
Province de Quebec,
7.140%, 2–27–26	9,200	13,322

Israel – 1.0%
State of Israel,
4.000%, 6–30–22	15,000	15,534

TOTAL OTHER GOVERNMENT SECURITIES – 1.8%		$28,856
(Cost: $24,245)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 1.2%
Federal Farm Credit Bank,
4.600%, 1–29–20	7,500	9,053
Federal National Mortgage Association,
2.000%, 3–22–17 (B)	10,500	10,556

		19,609

Mortgage–Backed Obligations – 18.4%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5–15–19	4,500	4,869
5.000%, 5–15–23	4,655	5,101
5.000%, 9–15–31 (C)	1,738	40
2.500%, 12–15–41	17,578	17,937
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 3–1–19	748	800
4.500%, 10–1–20	2,767	2,959
3.500%, 11–1–20	2,370	2,494
5.000%, 6–1–21	1,174	1,263
6.000%, 7–1–22	1,156	1,269
5.000%, 6–1–23	6,558	7,022
4.000%, 7–1–25	7,867	8,318
4.500%, 6–15–27	4,665	4,845
4.500%, 5–15–32	8,848	9,320
5.500%, 10–1–35	1,818	1,988
4.000%, 11–15–36	4,733	4,935
4.500%, 5–15–39	1,839	1,954
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3–25–18	5,204	5,567
5.000%, 6–25–18	5,862	6,309
4.000%, 11–25–32	766	827
5.000%, 7–15–33	8,726	8,866
3.500%, 8–25–33	1,771	1,843
4.500%, 12–25–34	2,236	2,339
4.000%, 10–15–35	10,999	11,541
3.000%, 10–15–36	17,915	18,588
5.500%, 11–25–36 (C)	10,674	997
4.500%, 3–25–37	4,631	4,812
5.500%, 4–25–37	5,384	5,919
4.000%, 3–25–39	2,707	2,809
4.000%, 5–25–39	7,136	7,659
4.500%, 8–15–39	11,835	12,547
4.500%, 6–25–40	6,700	7,174
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
5.423%, 2–1–16	5,320	6,013
5.506%, 4–1–17	7,834	8,836
3.850%, 3–1–18 (C)	4,875	5,352
4.000%, 11–1–18	1,354	1,451
4.950%, 4–1–19	1,947	2,225
4.500%, 6–1–19	2,268	2,441
4.500%, 8–1–19	2,641	2,843
4.500%, 9–1–19	3,867	4,147
5.000%, 12–1–19	1,134	1,228
5.500%, 10–1–21	7,478	8,192
5.500%, 11–1–22	2,800	3,068
5.000%, 9–1–23	5,759	6,213
4.000%, 3–1–24	6,191	6,587
5.000%, 4–1–24	2,245	2,469

5.000%, 4–1–25	4,536	4,893
4.000%, 12–1–31	13,353	14,384
5.000%, 6–25–32	1,206	1,233
5.500%, 2–1–33	1,156	1,272
5.000%, 9–1–33	3,774	4,107
5.500%, 2–1–35	4,175	4,638
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 7–20–40	9,454	9,856
2.000%, 3–16–42	16,609	16,815

		291,174

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 19.6%		$310,783
(Cost: $304,696)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 9.2%
United States Treasury Bonds:
8.000%, 11–15–21	8,900	13,982
4.375%, 5–15–41	20,000	26,753
United States Treasury Notes:
2.375%, 2–28–15	14,850	15,630
3.625%, 8–15–19	30,000	35,210
3.625%, 2–15–21	25,000	29,533
3.125%, 5–15–21	22,000	25,066

		146,174

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 9.2%		$146,174
(Cost: $126,751)

SHORT–TERM SECURITIES
Certificate Of Deposit – 0.2%
Banco del Estado de Chile,
0.250%, 7–30–12	3,087	3,087

Commercial Paper – 4.1%
Baxter International Inc.,
0.240%, 7–11–12 (D)	10,000	9,999
Bemis Company, Inc.,
0.390%, 7–2–12 (D)	2,500	2,500
Citigroup Funding Inc.,
0.400%, 7–2–12 (D)	1,930	1,930
Corporacion Andina de Fomento,
0.230%, 7–16–12 (D)	5,000	4,999
E.I. du Pont de Nemours and Company:
0.150%, 7–11–12 (D)	6,000	6,000
0.170%, 8–20–12 (D)	2,000	2,000
General Mills, Inc,
0.210%, 7–24–12 (D)	10,000	9,999
Illinois Tool Works Inc.,
0.120%, 7–12–12 (D)	2,200	2,200
John Deere Capital Corporation,
0.150%, 7–12–12 (D)	4,000	4,000
John Deere Financial Limited (GTD by John Deere Capital Corporation),
0.150%, 7–23–12 (D)	6,000	5,999
Kroger Co. (The),
0.380%, 7–5–12 (D)	10,000	10,000
L’Oreal USA, Inc.,
0.210%, 7–19–12 (D)	5,000	4,999

		64,625

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.136%, 7–2–12 (E)	1,266	1,266

Municipal Obligations – Taxable – 0.4%
NYC GO Bonds, Fiscal 2008 Series L–4,
0.120%, 7–2–12 (E)	7,000	7,000

TOTAL SHORT–TERM SECURITIES – 4.8%		$75,978
(Cost: $75,978)

TOTAL INVESTMENT SECURITIES – 98.8%	$1,564,073
(Cost: $1,467,369)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%	18,435

NET ASSETS – 100.0%	$1,582,508

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$967,394	$—
Mortgage-Backed Securities	—	24,608	—
Municipal Bonds	—	10,280	—
Other Government Securities	—	28,856	—
United States Government Agency Obligations	—	310,783	—
United States Government Obligations	—	146,174	—
Short-Term Securities	—	75,978	—
Total	$—	$1,564,073	$—

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the total value of these securities amounted to $111,452 or 7.0% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	Rate shown is the yield to maturity at June 30, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,467,369

Gross unrealized appreciation	112,678
Gross unrealized depreciation	(15,974)

Net unrealized appreciation	$96,704

SCHEDULE OF INVESTMENTS Global Bond Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Water Utilities – 0.3%
Aguas Andinas S.A. (A)	3,909	$2,420

TOTAL COMMON STOCKS – 0.3%		$2,420
(Cost: $2,275)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.3%
Bombardier Inc.,
7.500%, 3–15–18 (B)	$3,900	4,275
Embraer Overseas Limited,
6.375%, 1–24–17	5,900	6,502

		10,777

Agricultural Products – 2.6%
CCL Finance Limited:
9.500%, 8–15–14 (B)	6,000	6,676
9.500%, 8–15–14	3,050	3,394
Corporacion Pesquera Inca S.A.C.,
9.000%, 2–10–17	5,735	6,108
Virgolino de Oliveira Finance Limited,
10.500%, 1–28–18 (B)	6,350	5,620

		21,798

Air Freight & Logistics – 0.0%
FedEx Corporation,
7.375%, 1–15–14	300	328

Airlines – 1.5%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12–1–20 (B)	4,700	3,854
GOL Finance:
9.250%, 7–20–20	7,550	6,516
TAM Capital 2 Inc.:
9.500%, 1–29–20	2,100	2,260

		12,630

Alternative Carriers – 0.5%
PCCW–HKT Capital No. 2 Limited,
6.000%, 7–15–13	3,750	3,892

Asset Management & Custody Banks – 1.0%
Bhira Investments Limited,
8.500%, 4–27–71	8,500	8,045

Auto Parts & Equipment – 0.3%
Schaeffler Finance B.V.,
7.750%, 2–15–17 (B)	2,500	2,606

Automobile Manufacturers – 0.1%
Toyota Motor Credit Corporation,
3.800%, 1–18–15 (C)	1,000	996

Brewers – 0.9%
Anheuser–Busch InBev Worldwide Inc.,
3.000%, 10–15–12	1,250	1,258
Miller Brewing Company,
5.500%, 8–15–13	3,300	3,453
SABMiller plc,
5.700%, 1–15–14 (B)	3,000	3,207

		7,918

Broadcasting – 1.7%
Globo Comunicacoe e Participacoes S.A.,
5.307%, 5–11–17 (C)	3,250	3,445
Globo Comunicacoe e Participacoes S.A.:
6.250%, 12–20–49 (C)	6,311	6,736

6.250%, 12–20–49		4,000	4,269

			14,450

Coal & Consumable Fuels – 2.2%
Indo Energy Finance B.V.,
7.000%, 5–7–18 (B)		7,688	7,515
Indo Integrated Energy II B.V.,
9.750%, 11–5–16		650	700
PT Adaro Indonesia:
7.625%, 10–22–19		6,600	6,996
7.625%, 10–22–19 (B)		3,300	3,498

			18,709

Construction & Engineering – 1.9%
Larsen & Toubro Limited, Convertible,
3.500%, 10–22–14		7,400	7,386
Odebrecht Drilling Norbe VII/IX Ltd.,
6.350%, 6–30–21 (B)		2,058	2,156
Odebrecht Finance Ltd.:
9.625%, 4–9–14 (B)		6,000	6,660
7.500%, 10–18–17		524	550

			16,752

Construction Materials – 0.2%
Rearden G Holdings EINS GmbH,
7.875%, 3–30–20		1,400	1,477

Consumer Finance – 2.2%
Banco BMG S.A.:
9.150%, 1–15–16		1,600	1,456
9.150%, 1–15–16 (B)		400	364
Banco Latinoamericano de Comercio Exterior, S.A.,
3.750%, 4–4–17 (B)		13,200	13,134
SLM Corporation,
4.201%, 4–1–14 (C)		2,500	2,453
VEB Finance Limited,
5.375%, 2–13–17 (B)		2,125	2,199

			19,606

Distillers & Vintners – 0.7%
Diageo Capital plc,
5.200%, 1–30–13		5,000	5,136
Diageo Finance B.V.,
5.500%, 4–1–13		1,000	1,037

			6,173

Diversified Banks – 8.2%
Banco Bradesco S.A.,
4.125%, 5–16–16 (B)		6,800	7,021
Banco Cruzeiro do Sul S.A.,
8.500%, 2–20–15 (B)		7,500	3,788
Banco de Bogota S.A.,
5.000%, 1–15–17 (B)		1,400	1,477
Banco de Credito del Peru,
4.750%, 3–16–16 (B)		8,000	8,219
Banco Industrial e Comercial S.A.,
6.250%, 1–20–13 (B)		3,500	3,483
Banco Santander Brasil, S.A.,
4.500%, 4–6–15 (B)		2,250	2,250
Banco Santander Chile, S.A.,
6.500%, 9–22–20 (D)	CLP	4,454,000	8,500
Bancolombia S.A.,
4.250%, 1–12–16		$6,650	6,899
Export-Import Bank of Korea (The),
5.500%, 10–17–12		5,000	5,054
Hongkong and Shanghai Banking Corporation (The),
5.000%, 8–29–49 (C)		2,500	2,390
ICICI Bank Limited:
6.625%, 10–3–12 (B)		6,300	6,369
4.750%, 11–25–16 (B)		2,500	2,478
SB Capital S.A.,
5.499%, 7–7–15		2,000	2,090

Sberbank Rossii OAO,
6.480%, 5–15–13		3,600	3,749
State Bank of India,
4.500%, 10–23–14		3,950	4,007
VTB Capital S.A.,
6.609%, 10–31–12 (B)		2,000	2,028

			69,802

Diversified Chemicals – 0.1%
Dow Chemical Company (The),
7.600%, 5–15–14		1,000	1,113

Diversified Metals & Mining – 3.8%
Anglo American Capital plc,
9.375%, 4–8–14 (B)		5,000	5,623
BHP Billiton Finance (USA) Limited,
8.500%, 12–1–12		1,500	1,549
Glencore Funding LLC,
6.000%, 4–15–14 (B)		5,970	6,276
Rio Tinto Finance (USA) Limited,
8.950%, 5–1–14		6,750	7,709
Southern Peru Copper Corporation,
6.375%, 7–27–15 (B)		1,375	1,535
Suzano Trading Ltd,
5.875%, 1–23–21 (B)		5,750	5,323
Vedanta Resources plc:
8.750%, 1–15–14		2,000	2,068
8.750%, 1–15–14		1,650	1,706

			31,789

Education Services – 0.4%
Nord Anglia Education Holdings plc,
10.250%, 4–1–17 (B)		3,400	3,528

Electric Utilities – 4.0%
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.,
9.750%, 8–15–21 (B)		5,445	2,477
Emgesa S.A. E.S.P.,
8.750%, 1–25–21 (D)	COP	2,610,000	1,619
Empresa Distribuidora y Comercializadora Norte S.A.,
9.750%, 10–25–22 (B)		$3,410	1,211
ENEL Finance International S.A.,
3.875%, 10–7–14 (B)		2,500	2,458
Korea Southern Power Co., Ltd.,
5.375%, 4–18–13 (B)		2,000	2,048
Listrindo Capital B.V.,
6.950%, 2–21–19 (B)		9,200	9,412
Majapahit Holding B.V.,
7.750%, 10–17–16		3,900	4,456
PPL Energy Supply, LLC,
6.300%, 7–15–13		700	738
Rural Electrification Corporation Limited,
4.250%, 1–25–16		4,300	4,282
RusHydro Finance Limited,
7.875%, 10–28–15 (D)	RUB	142,300	4,231
Tata Electric Companies,
8.500%, 8–19–17		$200	210

			33,142

Food Distributors – 1.0%
Olam International Limited,
7.500%, 8–12–20		9,150	8,863

Gas Utilities – 0.3%
Transportadora de Gas del Sur S.A.:
7.875%, 5–14–17 (B)		2,000	1,390
7.875%, 5–14–17		1,950	1,355

			2,745

Homebuilding – 1.8%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9–28–15		7,161	7,268
URBI, Desarrollos Urbanos, S.A. de C.V.:
8.500%, 4–19–16		2,900	2,929
8.500%, 4–19–16 (B)		2,500	2,525
URBI, Desarrollos Urbanos, S.A.B. de C.V.,
9.750%, 2–3–22 (B)		2,200	2,321

			15,043

Household Appliances – 1.0%
Controladora Mabe, S.A. de C.V.:
6.500%, 12–15–15		4,400	4,455
6.500%, 12–15–15 (B)		4,100	4,151

			8,606

Household Products – 0.0%
Clorox Co.,
5.450%, 10–15–12		385	390

Independent Power Producers & Energy Traders – 1.8%
China Resources Power Holdings Company Limited,
3.750%, 8–3–15		8,650	8,759
Empresa Nacional de Electricidad S.A.,
8.350%, 8–1–13		3,000	3,187
TransAlta Corporation,
5.750%, 12–15–13		3,500	3,675

			15,621

Industrial Conglomerates – 1.2%
Jaiprakash Associates Limited, Convertible,
0.000%, 9–12–12 (E)		6,800	9,860

Industrial Machinery – 0.3%
Ingersoll–Rand Global Holding Company Limited,
6.000%, 8–15–13		2,125	2,241

Integrated Oil & Gas – 0.9%
Cenovus Energy Inc.,
4.500%, 9–15–14		2,000	2,136
Empresa Nacional del Petroleo,
6.750%, 11–15–12 (B)		2,400	2,441
Gazprom International S.A.,
7.201%, 2–1–20		2,521	2,751

			7,328

Investment Banking & Brokerage – 0.6%
Morgan Stanley:
4.650%, 5–1–14 (C)		1,000	997
0.750%, 2–11–16 (C)(D)	CNY	27,700	3,673

			4,670

IT Consulting & Other Services – 0.6%
iGATE Corporation,
9.000%, 5–1–16		$4,400	4,708

Marine – 1.9%
PB Issuer (No. 2) Limited, Convertible,
1.750%, 4–12–16		9,200	8,257
SCF Capital Limited:
5.375%, 10–27–17 (B)		4,000	3,815
5.375%, 10–27–17		3,925	3,743

			15,815

Multi–Utilities – 2.3%
Abu Dhabi National Energy Company PJSC,
6.600%, 8–1–13		2,000	2,100
Aquila, Inc.,
11.875%, 7–1–12 (C)		2,500	2,500
Black Hills Corporation:
6.500%, 5–15–13		5,000	5,207
9.000%, 5–15–14		4,800	5,298
Veolia Environment,
5.250%, 6–3–13		4,000	4,129

			19,234

Oil & Gas Drilling – 2.7%
Lancer Finance Company (SPV) Limited,
5.850%, 12–12–16 (B)		3,499	3,600
Noble Group Limited:
8.500%, 5–30–13 (B)		6,900	7,231
4.875%, 8–5–15		700	700
QGOG Atlantic/Alaskan Rigs Ltd.:
5.250%, 7–30–18 (B)		5,744	5,859
5.250%, 7–30–18		1,202	1,226

Schahin II Finance Company (SPV) Limited,
5.875%, 9–25–22 (B)		4,300	4,311

			22,927

Oil & Gas Exploration & Production – 4.1%
Anadarko Petroleum Corporation,
5.750%, 6–15–14		1,000	1,075
Essar Energy Investment Limited, Convertible,
4.250%, 2–1–16		13,500	8,134
Novatek Finance Limited,
5.326%, 2–3–16 (B)		8,200	8,529
Pacific Rubiales Energy Corp.,
8.750%, 11–10–16 (B)		7,933	8,607
Pan American Energy LLC:
7.875%, 5–7–21 (B)		4,000	3,400
7.875%, 5–7–21		1,650	1,403
Ras Laffan Liquefied Natural Gas Co. Ltd.,
5.500%, 9–30–14 (B)		3,000	3,233

			34,381

Oil & Gas Storage & Transportation – 4.1%
DCP Midstream, LLC,
9.700%, 12–1–13 (B)		5,000	5,497
Empresas Publicas de Medellin E.S.P.,
8.375%, 2–1–21 (D)	COP	11,150,000	6,767
Energy Transfer Partners, L.P.,
5.650%, 8–1–12		$3,100	3,108
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5–31–14 (B)		5,710	6,107
Midcontinent Express Pipeline LLC,
5.450%, 9–15–14		3,500	3,508
Plains All American Pipeline, L.P., and PAA Finance Corp.,
5.625%, 12–15–13		400	426
Sunoco Logistics Partners Operations L.P.,
8.750%, 2–15–14		2,500	2,722
TransCapital Limited:
7.700%, 8–7–13		2,800	2,967
5.670%, 3–5–14 (B)		3,100	3,264

			34,366

Packaged Foods & Meats – 3.3%
BFF International Limited,
7.250%, 1–28–20 (B)		7,900	8,907
Bunge Limited Finance Corp.,
5.350%, 4–15–14		3,550	3,746
Cadbury Schweppes US Finance LLC,
5.125%, 10–1–13 (B)		6,000	6,286
JBS Finance II Ltd.,
8.250%, 1–29–18 (B)		6,300	6,111
JBS USA LLC and JBS USA Finance, Inc.,
11.625%, 5–1–14		2,100	2,389

			27,439

Paper Products – 2.3%
Fibria Overseas Finance Ltd.:
7.500%, 5–4–20 (B)		3,589	3,715
6.750%, 3–3–21 (B)		1,800	1,796
International Paper Company,
7.400%, 6–15–14		5,350	5,930
Inversiones CMPC S.A.,
4.750%, 1–19–18 (B)		6,600	6,870
IRSA Inversiones y Representaciones S.A.,
8.500%, 2–2–17		2,000	1,500

			19,811

Precious Metals & Minerals – 0.5%
ALROSA Finance S.A.,
8.875%, 11–17–14		4,000	4,415

Publishing – 0.6%
Pearson Dollar Finance Two plc:
5.500%, 5–6–13 (B)		3,000	3,108
5.500%, 5–6–13		2,000	2,071

			5,179

Railroads – 0.5%
Burlington Northern Santa Fe Corporation,
5.900%, 7–1–12		4,500	4,500

Regional Banks – 1.2%
VTB Capital S.A.,
6.000%, 4–12–17 (B)		9,645	9,790

Restaurants – 1.1%
Arcos Dorados B.V.,
7.500%, 10–1–19 (B)		1,575	1,701
Arcos Dorados Holdings, Inc.,
10.250%, 7–13–16 (D)	BRL	14,475	7,567

			9,268

Soft Drinks – 0.3%
PepsiAmericas, Inc.,
5.750%, 7–31–12		$2,200	2,208

Specialty Stores – 1.0%
Hengdeli Holdings Limited, Convertible,
2.500%, 10–20–15 (D)	HKD	66,000	8,261

Steel – 2.3%
ArcelorMittal:
5.375%, 6–1–13		$3,825	3,934
9.000%, 2–15–15		2,250	2,529
Evraz Group S.A.:
8.875%, 4–24–13 (B)		4,000	4,160
8.875%, 4–24–13		3,400	3,536
Steel Capital S.A.,
6.250%, 7–26–16 (B)		5,400	5,394

			19,553

Tobacco – 0.2%
B.A.T. International Finance plc,
8.125%, 11–15–13 (B)		1,500	1,636

Trading Companies & Distributors – 0.6%
CITIC Resources Finance (2007) Limited,
6.750%, 5–15–14 (B)		4,625	4,833

Wireless Telecommunication Service – 1.9%
America Movil, S.A.B. de C.V.:
5.500%, 3–1–14		3,000	3,213
3.625%, 3–30–15		2,000	2,127
Indosat Palapa Company B.V.,
7.375%, 7–29–20 (B)		750	810
Mobile TeleSystems OJSC,
8.700%, 6–12–18 (D)	RUB	115,000	3,542
Vimpel–Communications,
6.493%, 2–2–16 (B)		$4,550	4,525
VIP Finance Ireland Limited,
8.375%, 4–30–13 (B)		2,000	2,067

			16,284

TOTAL CORPORATE DEBT SECURITIES – 74.0%			$625,506
(Cost: $629,349)

OTHER GOVERNMENT SECURITIES
Argentina – 1.0%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12–1–20		310	254
Compania Latinoamericana de Infraestructura & Servicios S.A.,
9.500%, 12–15–16		2,985	2,172
Province of Buenos Aires (The),
11.750%, 10–5–15		8,750	5,906

			8,332

Canada – 1.0%
Canadian Government Bonds,
1.500%, 3–1–17 (D)	CAD	8,350	8,295

Poland – 0.6%
Poland Government Bonds,
5.000%, 4–25–16 (D)	PLN	16,900	5,128

Supranational – 0.6%
Central American Bank for Economic Integration, 3.875%, 2–9–17 (B)		$5,300	5,480

Venezuela – 2.1%
Corporacion Andina de Fomento, 3.750%, 1–15–16		16,810	17,476

TOTAL OTHER GOVERNMENT SECURITIES – 5.3%			$44,711
(Cost: $47,111)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage–Backed Obligations – 2.5%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates, 4.000%, 5–15–24		1,433	1,515
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
4.500%, 8–15–17 (F)		9	—	*
5.000%, 5–15–18 (F)		456	34
5.000%, 4–15–19 (F)		47	1
5.500%, 3–15–23 (F)		42	5
5.000%, 5–15–23 (F)		7	—	*
5.000%, 8–15–23 (F)		16	—	*
5.500%, 2–15–24 (F)		20	—	*
5.500%, 10–15–25 (F)		592	82
5.500%, 3–15–31 (F)		12	—	*
5.500%, 10–15–32 (F)		792	32
5.500%, 1–15–33 (F)		263	34
5.500%, 5–15–33 (F)		1,109	161
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 10–1–35		3,011	3,222
4.000%, 11–15–36		1,647	1,717
Federal National Mortgage Association Agency REMIC/CMO:
4.000%, 1–25–19		1,231	1,282
5.000%, 6–25–22 (F)		2,339	119
5.500%, 6–25–23 (F)		58	8
4.000%, 7–15–23 (F)		10,870	645
5.000%, 8–25–23 (F)		97	2
4.000%, 12–15–23 (F)		3,512	233
4.000%, 2–15–24 (F)		1,155	70
4.000%, 4–15–24 (F)		3,069	223
4.000%, 9–25–24		1,280	1,335
4.500%, 4–25–30 (F)		14	—	*
5.000%, 8–15–31 (F)		398	13
5.500%, 12–25–33 (F)		1,505	144
5.000%, 2–25–35		1,425	1,449
5.500%, 8–25–35 (F)		675	113
5.500%, 11–25–36 (F)		1,441	135
6.500%, 7–15–37 (F)		1,013	212
3.500%, 9–25–39		1,517	1,571
Federal National Mortgage Association Fixed Rate Pass–Through Certificates:
5.500%, 11–1–22		1,136	1,245
5.000%, 8–1–23		1,155	1,246
5.000%, 7–1–34		1,315	1,431
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 10–20–32 (F)		493	42
7.000%, 5–20–33 (F)		1,103	271
5.500%, 7–16–33 (F)		476	88
5.000%, 7–20–33 (F)		759	54
5.500%, 11–20–33 (F)		125	9
5.500%, 6–20–35 (F)		134	21
5.500%, 7–20–35 (F)		152	4
5.500%, 10–16–35 (F)		324	56

Government National Mortgage Association Fixed Rate Pass–Through Certificates,
4.500%, 6–15–23	2,057	2,223

		21,047

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS–2.5%		$21,047
(Cost: $25,097)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 14.6%
United States Treasury Notes:
1.375%, 2–15–13	10,000	10,073
0.750%, 8–15–13	7,850	7,892
1.750%, 7–31–15	35,810	37,235
2.375%, 7–31–17	7,100	7,671
3.500%, 5–15–20	7,810	9,130
2.625%, 11–15–20	17,000	18,700
2.125%, 8–15–21	12,700	13,360
1.750%, 5–15–22	19,250	19,424

		123,485

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 14.6%		$123,485
(Cost: $118,359)

SHORT–TERM SECURITIES
Commercial Paper – 1.4%
Colgate–Palmolive Company, 0.080%, 7–12–12 (G)	3,000	3,000
E.I. du Pont de Nemours and Company, 0.170%, 8–20–12 (G)	2,000	2,000
John Deere Financial Limited (GTD by John Deere Capital Corporation), 0.150%, 7–23–12 (G)	3,000	3,000
Wisconsin Electric Power Co., 0.160%, 7–2–12 (G)	3,987	3,986

		11,986

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.136%, 7–2–12 (H)	170	170

TOTAL SHORT-TERM SECURITIES – 1.4%		$12,156
(Cost: $12,156)

TOTAL INVESTMENT SECURITIES – 98.1%		$829,325
(Cost: $834,347)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.9%		16,374

NET ASSETS – 100.0%		$845,699

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$2,420	$—	$—
Corporate Debt Securities	—	618,233	7,273
Other Government Securities	—	44,711	—
United States Government Agency Obligations	—	21,047	—
United States Government Obligations	—	123,485	—
Short-Term Securities	—	12,156	—
Total	$2,420	$819,632	$7,273

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the total value of these securities amounted to $292,238 or 34.6% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CAD - Canadian Dollar, CLP - Chilean Peso, CNY - Chinese Yuan Renminbi, COP - Columbian Peso, HKD - Hong Kong Dollar, PLN - Polish Zloty and RUB - Russian Ruble).

(E)	Zero coupon bond.

(F)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(G)	Rate shown is the yield to maturity at June 30, 2012.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$834,347

Gross unrealized appreciation	26,059
Gross unrealized depreciation	(31,081)

Net unrealized depreciation	$(5,022)

SCHEDULE OF INVESTMENTS Government Securities Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Agency Obligations – 26.3%
Federal Farm Credit Bank:
5.250%, 1–6–16	$6,000	$6,942
2.625%, 3–26–21	10,500	10,923
Federal Home Loan Bank:
5.625%, 6–9–17	10,000	12,159
4.500%, 9–13–19	8,000	9,604
3.625%, 3–12–21	10,000	11,279
5.000%, 4–7–21	5,000	5,388
3.500%, 7–29–21	10,000	11,141
Federal National Mortgage Association:
2.000%, 3–22–17 (A)	5,550	5,580
2.125%, 10–26–18	5,000	5,067
3.000%, 11–14–18	5,000	5,158
2.700%, 3–28–22	12,250	12,320
Freddie Mac:
2.000%, 11–14–17	5,000	5,023
5.400%, 3–17–21	9,500	11,056
Overseas Private Investment Corporation,
5.142%, 12–15–23	7,265	8,513
Private Export Funding Corporation,
4.375%, 3–15–19	10,000	11,890

		132,043

Mortgage-Backed Obligations – 36.8%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
5.000%, 9–15–34	1,521	1,590
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 4–15–18	3,950	4,397
5.000%, 5–15–19	4,500	4,869
5.000%, 5–15–23	6,771	7,419
5.000%, 9–15–31 (B)	579	13
2.500%, 12–15–41	5,371	5,481
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.500%, 10–1–20	1,729	1,849
3.500%, 11–1–20	9,615	10,120
3.000%, 11–1–21	5,387	5,677
6.000%, 7–1–22	925	1,015
5.000%, 6–1–23	1,647	1,764
4.000%, 7–1–25	3,905	4,130
4.500%, 6–15–27	2,333	2,423
4.500%, 5–1–31	5,465	6,012
4.500%, 5–15–32	4,000	4,213
4.000%, 11–15–36	2,242	2,338
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 3–25–18	4,286	4,585
5.000%, 6–25–18	5,211	5,608
3.500%, 8–25–33	1,870	1,946
4.000%, 10–15–35	4,389	4,606
3.000%, 10–15–36	8,957	9,293
4.500%, 3–25–37	1,861	1,934
4.500%, 9–15–37	3,902	4,084
4.000%, 3–25–39	1,203	1,249
4.000%, 5–25–39	2,230	2,393
4.500%, 8–15–39	4,721	5,005
3.000%, 11–25–39	3,038	3,132
4.500%, 6–25–40	3,350	3,587
2.500%, 9–20–40	9,801	10,171
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.790%, 11–1–18	8,150	8,595
4.500%, 6–1–19	945	1,017

4.500%, 8–1–19	1,923	2,070
4.500%, 9–1–19	1,933	2,074
5.000%, 12–1–19	716	775
5.380%, 11–1–20	2,857	3,117
5.500%, 10–1–21	3,251	3,562
5.000%, 9–1–22	4,152	4,496
5.500%, 11–1–22	1,262	1,383
5.000%, 3–1–23	2,293	2,477
4.000%, 3–1–24	2,583	2,748
3.500%, 8–1–26	6,394	6,850
4.000%, 12–1–31	4,769	5,137
5.000%, 6–25–32	1,952	1,996
5.500%, 2–1–33	578	636
5.500%, 12–1–34	2,552	2,804
6.000%, 4–1–39	3,816	4,197
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	2,525	2,756
2.000%, 3–16–42	5,862	5,935
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 2002-3 Class G,
6.000%, 2–15–30	1,513	1,592

		185,120

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 63.1%		$317,163
(Cost: $305,981)

UNITED STATES GOVERNMENT OBLIGATIONS
Agency Obligations – 4.3%
Federal Home Loan Bank,
2.500%, 6–20–22	6,575	6,560
Federal National Mortgage Association:
2.000%, 6–14–16	10,000	9,931
0.000%, 5–24–17	5,000	5,002

		21,493

Treasury Obligations – 23.6%
United States Treasury Bonds:
9.000%, 11–15–18	10,000	14,991
4.375%, 5–15–41	10,000	13,377
3.750%, 8–15–41	10,000	12,080
United States Treasury Notes:
3.625%, 8–15–19	15,000	17,604
3.125%, 5–15–21	53,500	60,956

		119,008

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 27.9%		$140,501
(Cost: $125,768)

SHORT-TERM SECURITIES
Commercial Paper – 6.4%
Freddie Mac Discount Notes,
0.100%, 8–27–12 (C)	10,000	9,998
Straight-A Funding, LLC (GTD by Federal Financing Bank):
0.140%, 7–23–12 (C)	3,500	3,500
0.130%, 8–6–12 (C)	2,600	2,600
0.170%, 8–7–12 (C)	3,000	2,999
0.180%, 8–7–12 (C)	4,000	3,999
0.180%, 9–10–12 (C)	8,800	8,797

		31,893

Treasury Bills – 1.1%
United States Treasury Bills:
0.080%, 8–9–12	2,000	2,000
0.150%, 9–27–12	3,500	3,499

		5,499

United States Government Agency Obligations – 0.5%
Overseas Private Investment Corporation (GTD by United States Government):
0.070%, 7–5–12 (D)	1,632	1,632
0.220%, 7–5–12 (D)	1,000	1,000

		2,632

TOTAL SHORT-TERM SECURITIES – 8.0%		$40,024
(Cost: $40,024)

TOTAL INVESTMENT SECURITIES – 99.0%		$497,688
(Cost: $471,773)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		5,233

NET ASSETS – 100.0%		$502,921

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$317,163	$—
United States Government Obligations	—	140,501	—
Short-Term Securities	—	40,024	—
Total	$—	$497,688	$—

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(B)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(C)	Rate shown is the yield to maturity at June 30, 2012.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$471,773
Gross unrealized appreciation	26,049
Gross unrealized depreciation	(134)
Net unrealized appreciation	$25,915

SCHEDULE OF INVESTMENTS High Income Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

COMMON STOCKS	Shares	Value

Casinos & Gaming – 0.1%
Pinnacle Entertainment, Inc. (A)	103	$991

Food Retail – 0.2%
Roundy’s Supermarkets, Inc.	469	4,790

Oil & Gas Storage & Transportation – 0.2%
Inergy, L.P.	172	3,205

Packaged Foods & Meats – 0.0%
Dole Food Company, Inc. (A)	16	142

Railroads – 0.2%
Kansas City Southern	45	3,102

Wireless Telecommunication Service – 0.1%
Clearwire Corporation, Class A (A)	1,052	1,178

TOTAL COMMON STOCKS – 0.8%		$13,408
(Cost: $14,833)

PREFERRED STOCKS
Consumer Finance – 0.3%
Ally Financial Inc., 8.500%	102	2,349
GMAC Capital Trust I, 8.125%	128	3,079

		5,428

Trucking – 0.1%
Swift Services Holdings, Inc., 6.0% Cumulative (B)	105	968

TOTAL PREFERRED STOCKS – 0.4%		$6,396
(Cost: $6,734)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5–15–18 (C)	7	306

TOTAL WARRANTS – 0.0%		$306
(Cost: $408)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.4%
SRA International, Inc. and Sterling Merger, Inc.,
11.000%, 10–1–19	$6,206	6,206

Agricultural Products – 0.9%
American Seafoods Group LLC,
10.750%, 5–15–16 (B)	7,692	7,230
ASG Consolidated LLC,
15.000%, 5–15–17 (B)(D)	9,109	7,022

		14,252

Alternative Carriers – 2.2%
Level 3 Communications, Inc.,
11.875%, 2–1–19	13,503	14,954
Level 3 Financing, Inc.:
10.000%, 2–1–18	4,050	4,384
9.375%, 4–1–19	1,185	1,280
8.125%, 7–1–19	11,734	12,042
8.625%, 7–15–20	1,962	2,060

		34,720

Apparel Retail – 0.6%
J.Crew Group, Inc.,
8.125%, 3–1–19	7,517	7,762
Limited Brands, Inc.,
5.625%, 2–15–22	1,740	1,792

		9,554

Apparel, Accessories & Luxury Goods – 0.4%
Liz Claiborne, Inc.,
10.500%, 4–15–19 (B)	5,637	6,271

Auto Parts & Equipment – 4.2%
Affinia Group Inc.:
9.000%, 11–30–14	1,710	1,725
10.750%, 8–15–16 (B)	46	50
Exide Technologies,
8.625%, 2–1–18	4,921	3,881
Icahn Enterprises L.P.,
8.000%, 1–15–18	20,058	21,311
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.,
7.750%, 1–15–16	6,020	6,329
IDQ Holdings, Inc.,
11.500%, 4–1–17 (B)	14,667	15,254
Schaeffler Finance B.V.:
7.750%, 2–15–17 (B)	11,684	12,181
8.500%, 2–15–19 (B)	7,213	7,700

		68,431

Automotive Manufacturers – 0.4%
Chrysler Group LLC and CG:
8.000%, 6–15–19	1,525	1,567
8.250%, 6–15–21	5,568	5,721

		7,288

Automotive Retail – 2.6%
Asbury Automotive Group, Inc.:
7.625%, 3–15–17	4,708	4,873
8.375%, 11–15–20	12,939	14,104
Sonic Automotive, Inc.:
9.000%, 3–15–18	16,815	18,286
7.000%, 7–15–22 (B)	4,748	4,914

		42,177

Banking – 0.3%
Ally Financial Inc.:
4.625%, 6–26–15	2,485	2,501
5.500%, 2–15–17	1,675	1,702

		4,203

Broadcasting – 1.9%
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20 (B)	311	298
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20 (B)	2,231	2,181
Cumulus Media Inc.,
7.750%, 5–1–19	14,630	13,788
Harron Communications, L.P. and Harron Finance Corporation,
9.125%, 4–1–20 (B)	500	525
Zayo Escrow Corporation,
8.125%, 1–1–20 (B)	5,131	5,362
Zayo Group, LLC and Zayo Capital, Inc.,
10.125%, 7–1–20 (B)	7,880	8,373

		30,527

Building Products – 2.0%
HD Supply, Inc.:
8.125%, 4–15–19 (B)	4,151	4,483
11.000%, 4–15–20 (B)	8,301	8,934
Ply Gem Holdings, Inc.,
8.250%, 2–15–18	4,846	4,749

Ply Gem Industries, Inc.,
8.250%, 2–15–18 (B)		10,488	9,754
Roofing Supply Group, LLC and Roofing Supply Finance, Inc.,
10.000%, 6–1–20 (B)		3,481	3,638

			31,558

Cable & Satellite – 0.1%
Nara Cable Funding Limited,
8.875%, 12–1–18 (B)		1,662	1,429

Casinos & Gaming – 1.5%
Boyd Gaming Corporation,
9.000%, 7–1–20 (B)		6,639	6,656
MGM MIRAGE,
11.375%, 3–1–18		3,400	4,004
MGM Resorts International:
10.000%, 11–1–16		3,440	3,810
8.625%, 2–1–19 (B)		3,593	3,845
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp.,
5.375%, 3–15–22 (B)		6,861	6,894

			25,209

Commodity Chemicals – 0.2%
INEOS Finance plc,
8.375%, 2–15–19 (B)		2,718	2,813

Communications Equipment – 0.8%
Brightstar Corporation,
9.500%, 12–1–16 (B)		12,461	12,773

Construction & Engineering – 0.3%
J.M. Huber Corporation,
9.875%, 11–1–19 (B)		5,025	5,402

Construction Materials – 1.5%
Cemex Finance LLC,
9.500%, 12–14–16 (B)		6,200	6,045
Cemex SAB de CV,
9.000%, 1–11–18 (B)		842	751
Headwaters Incorporated,
7.625%, 4–1–19		6,132	6,025
Headwaters Incorporated, Convertible,
8.750%, 2–1–16		4,475	4,391
Hillman Group, Inc. (The),
10.875%, 6–1–18		8,536	9,028

			26,240

Consumer Finance – 0.9%
Credit Acceptance Corporation,
9.125%, 2–1–17		1,034	1,122
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5–15–18 (B)		10,207	10,539
TMX Finance LLC and TitleMax Finance Corporation:
13.250%, 7–15–15		3,047	3,367

			15,028

Data Processing & Outsourced Services – 1.2%
Alliance Data Systems Corporation,
6.375%, 4–1–20 (B)		19,399	19,884

Diversified Chemicals – 0.6%
Kinove German Bondco GmbH,
10.000%, 6–15–18 (B)(E)	EUR	3,479	4,458
Styrolution Group GmbH,
7.625%, 5–15–16 (B)(E)		4,421	4,776

			9,234

Diversified Metals & Mining – 1.4%
FMG Resources Pty Ltd.:
6.375%, 2–1–16 (B)		$1,700	1,721
6.000%, 4–1–17 (B)		2,347	2,359
6.875%, 2–1–18 (B)		1,700	1,717
8.250%, 11–1–19 (B)		509	540
6.875%, 4–1–22 (B)		15,861	15,979

			22,316

Diversified Support Services – 0.4%
Nexeo Solutions, LLC,
8.375%, 3–1–18		6,054	5,872

Education Services – 4.0%
Laureate Education, Inc.:
11.000%, 8–15–15 (B)(F)	9,850	10,096
11.250%, 8–15–15 (B)(F)	35,455	36,342
12.750%, 8–15–17 (B)(F)	17,520	18,571

		65,009

Electronic Components – 0.7%
WireCo WorldGroup Inc.,
9.500%, 5–15–17	11,910	12,029

Electronic Equipment & Instruments – 2.1%
CDW LLC and CDW Finance Corporation:
12.535%, 10–12–17	19,190	20,821
8.500%, 4–1–19	12,267	13,064

		33,885

Electronic Manufacturing Services – 1.9%
Jabil Circuit, Inc.:
7.750%, 7–15–16	2,740	3,124
8.250%, 3–15–18	10,035	11,765
KEMET Corporation:
10.500%, 5–1–18 (B)	8,025	8,226
10.500%, 5–1–18	7,360	7,581

		30,696

Environmental & Facilities Services – 0.4%
Heckmann Corporation,
9.875%, 4–15–18 (B)	7,017	6,666

Food Distributors – 1.5%
U.S. Foodservice, Inc.,
8.500%, 6–30–19 (B)	11,101	11,268
Viskase Companies, Inc.,
9.875%, 1–15–18 (B)	13,452	13,990

		25,258

Forest Products – 1.0%
Ainsworth Lumber Co. Ltd.,
11.000%, 7–29–15 (B)(D)	18,092	15,740

Health Care Equipment – 0.9%
DJO Finance LLC and DJO Finance Corporation,
9.750%, 10–15–17	2,580	1,845
Immucor, Inc.,
11.125%, 8–15–19	11,875	13,003

		14,848

Health Care Facilities – 3.0%
Acadia Healthcare Company, Inc.,
12.875%, 11–1–18	8,442	9,624
Chiron Merger Sub, Inc.,
12.500%, 11–1–19 (B)	4,189	3,791
INC Research, LLC,
11.500%, 7–15–19 (B)	2,125	2,061
Kindred Healthcare, Inc.,
8.250%, 6–1–19	4,325	4,011
Physio–Control International, Inc.,
9.875%, 1–15–19 (B)	5,632	5,998
Radiation Therapy Services, Inc.,
9.875%, 4–15–17	4,226	3,307
Tenet Healthcare Corporation,
6.875%, 11–15–31	12,551	10,637
Wolverine Healthcare Analytics, Inc.,
10.625%, 6–1–20 (B)	9,720	10,109

		49,538

Health Care Services – 0.5%
Air Medical Group Holdings Inc.,
9.250%, 11–1–18 (B)	2,935	3,052
WP Rocket Merger Sub, Inc.,
10.125%, 7–15–19 (B)	4,685	4,545

		7,597

Health Care Technology – 1.7%
Emdeon, Inc.,
11.000%, 12–31–19 (B)	11,571	12,960
MedAssets, Inc.,
8.000%, 11–15–18	13,828	14,588

		27,548

Home Furnishings – 0.1%
Empire Today, LLC and Empire Today Finance Corp.,
11.375%, 2–1–17 (B)	2,008	2,033

Household Products – 1.0%
Reynolds Group Holdings Limited:
9.000%, 4–15–19 (B)	11,190	11,163
9.875%, 8–15–19 (B)	1,453	1,507
8.250%, 2–15–21 (B)	1,632	1,550
Reynolds Group Issuer (Luxembourg) S.A., Reynolds Group Issuer LLC and Reynolds Group Issuer, Inc.,
9.875%, 8–15–19 (B)	2,081	2,159

		16,379

Independent Power Producers & Energy Traders – 1.0%
NRG Energy, Inc.:
7.625%, 5–15–19	7,440	7,533
7.875%, 5–15–21	9,300	9,393

		16,926

Industrial Machinery – 0.0%
Tempel Steel Company,
12.000%, 8–15–16 (B)	725	690

Integrated Telecommunication Services – 0.5%
Consolidated Communications Finance Co.,
10.875%, 6–1–20 (B)	8,290	8,622

Investment Banking & Brokerage – 0.9%
E*TRADE Financial Corporation:
7.875%, 12–1–15	2,519	2,557
6.750%, 6–1–16	4,420	4,497
GFI Group Inc.,
8.375%, 7–19–18	9,873	8,293

		15,347

IT Consulting & Other Services – 0.9%
iGATE Corporation,
9.000%, 5–1–16	13,756	14,719

Leisure Facilities – 0.9%
Palace Entertainment Holdings, LLC,
8.875%, 4–15–17 (B)	14,498	15,150

Metal & Glass Containers – 1.5%
Consolidated Container Company LLC and Consolidated Container Capital, Inc.,
10.125%, 7–15–20 (B)	16,617	17,116
Plastipak Holdings, Inc.,
10.625%, 8–15–19 (B)	6,035	6,842

		23,958

Movies & Entertainment – 1.0%
AMC Entertainment Holdings, Inc.,
9.750%, 12–1–20	6,946	7,502
Carmike Cinemas, Inc.,
7.375%, 5–15–19	8,876	9,186

		16,688

Multi–Line Insurance – 0.5%
American International Group, Inc.,
8.175%, 5–15–58	6,865	7,449

Oil & Gas Drilling – 0.6%
RDS Ultra–Deepwater Ltd,
11.875%, 3–15–17 (B)	9,165	10,150

Oil & Gas Equipment & Services – 1.4%
Global Geophysical Services, Inc.:
10.500%, 5–1–17	20,086	19,132
10.500%, 5–1–17 (B)	3,867	3,645

		22,777

Oil & Gas Refining & Marketing – 3.3%
Energy Partners Ltd.,
8.250%, 2–15–18	14,606	14,423
Offshore Group Investment Limited:
11.500%, 8–1–15	24,185	26,241
11.500%, 8–1–15 (B)	11,620	12,608
PetroBakken Energy Ltd.,
8.625%, 2–1–20 (B)	1,395	1,388

		54,660

Oil Services – 0.5%
Bill Barrett Corporation,
7.000%, 10–15–22		1,223	1,168
Linn Energy, LLC and Linn Energy Finance Corp.,
6.250%, 11–1–19 (B)		6,694	6,560

			7,728

Other Diversified Financial Services – 0.6%
Bank of America Corporation:
8.000%, 12–29–49 (F)		8,550	8,906
8.125%, 12–29–49 (F)		1,499	1,573

			10,479

Packaged Foods & Meats – 1.3%
Bumble Bee Foods, LLC:
9.000%, 12–15–17 (B)		9,816	9,791
9.625%, 3–15–18 (B)		12,825	11,735

			21,526

Pharmaceuticals – 1.6%
Capsugel FinanceCo S.C.A.,
9.875%, 8–1–19 (B)(E)	EUR	7,153	9,686
ConvaTec Healthcare E S.A.,
10.500%, 12–15–18 (B)		$3,370	3,387
Jaguar Holding Company II and Jaguar Merger Sub Inc.,
9.500%, 12–1–19 (B)		11,947	13,067

			26,140

Regional Banks – 0.3%
CIT Group, Inc.,
7.000%, 5–2–17 (B)		5,125	5,135

Restaurants – 5.0%
Carrols Restaurant Group, Inc.,
11.250%, 5–15–18 (B)		4,178	4,387
CKE Holdings, Inc.,
10.500%, 3–14–16 (B)(D)		30,324	32,270
Dave & Buster’s, Inc.,
0.000%, 2–15–16 (B)(G)		25,665	17,516
NPC International, Inc.,
10.500%, 1–15–20		12,967	14,361
Ruby Tuesday, Inc.,
7.625%, 5–15–20 (B)		5,802	5,178
Wok Acquisition Corp.,
10.250%, 6–30–20 (B)		6,341	6,531

			80,243

Retail Stores – 0.9%
Claire’s Stores, Inc.,
9.000%, 3–15–19 (B)		3,606	3,647
Fifth & Pacific Companies, Inc.,
10.500%, 4–15–19 (B)		9,969	11,090

			14,737

Security & Alarm Services – 0.2%
DynCorp International Inc.,
10.375%, 7–1–17		4,180	3,574

Semiconductor Equipment – 0.1%
Phototronics, Inc., Convertible,
3.250%, 4–1–16 (B)		975	948

Semiconductors – 0.6%
Freescale Semiconductor, Inc.,
8.050%, 2–1–20		3,698	3,652
Micron Technology, Inc., Convertible:
1.500%, 8–1–31 (B)		2,750	2,434
1.875%, 8–1–31 (B)		784	701
3.125%, 5–1–32 (B)		4,151	3,782

			10,569

Specialized Consumer Services – 3.2%
B–Corp Merger Sub, Inc.,
8.250%, 6–1–19 (B)		8,955	8,888
Carlson Wagonlit B.V.:
6.875%, 6–15–19 (B)		10,858	11,129
7.500%, 6–15–19 (B)(E)	EUR	8,660	10,822
Monitronics International, Inc.,
9.125%, 4–1–20 (B)		$9,162	8,796

TransUnion LLC and TransUnion Financing Corporation,
9.625%, 6–15–18 (B)	11,258	12,159

		51,794

Specialized Finance – 2.1%
CNG Holdings, Inc.,
9.375%, 5–15–20 (B)	3,276	3,358
Everest Acquisition, LLC and Everest Acquisition Finance, Inc.:
6.875%, 5–1–19 (B)	1,800	1,881
9.375%, 5–1–20 (B)	4,802	4,976
International Lease Finance Corporation:
4.875%, 4–1–15	4,185	4,206
5.875%, 4–1–19	4,185	4,191
WM Finance Corp.,
11.500%, 10–1–18	5,472	6,047
WM Holdings Finance Corp.,
13.750%, 10–1–19	8,505	8,951

		33,610

Specialized REITs – 1.0%
CNL Lifestyles Properties, Inc.,
7.250%, 4–15–19	17,227	15,849

Steel – 0.5%
Ryerson Inc.,
12.000%, 11–1–15	4,395	4,417
Severstal Columbus LLC,
10.250%, 2–15–18	4,300	4,305

		8,722

Systems Software – 1.6%
Atlantis Merger Sub, Inc. and SoftBrands, Inc.,
11.500%, 7–15–18 (B)	18,520	20,928
Lawson Software, Inc.,
9.375%, 4–1–19 (B)	4,626	4,938

		25,866

Technology Distributors – 1.1%
Sophia, L.P. and Sophia Finance, Inc.,
9.750%, 1–15–19 (B)	16,742	17,788

Thrifts & Mortgage Finance – 0.6%
Provident Funding Associates, L.P. and PFG Finance Corp.,
10.125%, 2–15–19 (B)	10,282	9,562

Wireless Telecommunication Service – 1.6%
Clearwire Communications LLC,
12.000%, 12–1–15 (B)	7,535	6,856
Clearwire Communications LLC and Clearwire Finance, Inc.,
14.750%, 12–1–16 (B)	419	411
Cricket Communications, Inc.,
7.750%, 10–15–20	4,095	3,911
Digicel Group Limited,
10.500%, 4–15–18 (B)	5,452	5,697
Eileme 1 AB (publ) Polkomtel S.A.,
14.250%, 8–15–20 (B)(D)	2,862	2,568
Sprint Nextel Corporation:
9.125%, 3–1–17 (B)	2,092	2,197
7.000%, 3–1–20 (B)	1,365	1,420
Wind Acquisition Finance S.A.,
11.750%, 7–15–17 (B)	4,060	3,278

		26,338

TOTAL CORPORATE DEBT SECURITIES – 78.9%		$1,286,357
(Cost: $1,263,070)

MUNICIPAL BONDS – TAXABLE
Arizona – 0.6%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
1.124%, 1–1–37 (F)	12,825	$9,311

TOTAL MUNICIPAL BONDS – TAXABLE – 0.6%		$9,311
(Cost: $8,358)

SENIOR LOANS
Application Software – 1.5%
Misys plc and Magic Newco, LLC,
12.000%, 3–19–19 (F)	24,873	24,334

Broadcasting – 0.8%
Granite Broadcasting Corporation,
8.500%, 4–24–19 (F)	12,440	12,253

Building Products – 1.3%
Goodman Global, Inc.,
9.000%, 10–28–17 (F)	20,319	20,543

Casinos & Gaming – 0.3%
Revel Entertainment Group LLC and Revel AC, Inc.,
9.000%, 2–17–17 (F)	2,035	1,729
Station Casinos LLC,
3.245%, 6–17–16 (F)	3,786	3,550

		5,279

Commodity Chemicals – 0.4%
INEOS Group Holdings Limited and INEOS US Finance LLC:
5.500%, 5–4–18 (F)	2,380	2,390
6.500%, 5–4–18 (F)	4,166	4,073

		6,463

Communications Equipment – 1.0%
Blue Coat Systems, Inc.:
7.500%, 2–8–18 (F)	8,378	8,336
11.500%, 8–8–18 (F)	3,274	3,274
Zayo Group, LLC,
0.000%, 3–18–19 (F)	4,671	4,682

		16,292

Construction & Farm Machinery & Heavy Trucks – 0.2%
Wabash National Corporation,
6.000%, 4–17–19 (F)	3,551	3,498

Diversified Support Services – 1.7%
Advantage Sales & Marketing, Inc.:
9.250%, 5–29–18 (F)	19,322	19,193
13.000%, 12–30–18 (F)	6,000	5,970
Applied Systems, Inc.,
9.250%, 6–8–17 (F)	1,290	1,280

		26,443

Environmental & Facilities Services – 0.3%
K2 Pure Solutions Nocal, L.P.,
10.000%, 9–10–15 (F)	5,611	5,569

Food Distributors – 0.2%
Fairway Group Acquisition Company,
7.500%, 3–3–17 (F)	2,566	2,540

Health Care Facilities – 0.8%
National Surgical Hospitals, Inc.:
0.000%, 2–3–17 (F)	1,905	1,848
8.250%, 2–3–17 (F)	10,784	10,461

		12,309

Health Care Services – 0.7%
Quintiles Transnational Corp.,
7.500%, 2–28–17 (F)	12,557	12,494

Home Furnishings – 0.6%
Spring Windows Fashions, LLC,
11.250%, 5–31–18 (F)	10,200	9,996

Hotels, Resorts & Cruise Lines – 0.0%
Revel Entertainment Group LLC and Revel AC, Inc.,
9.000%, 2–17–17 (F)	122	104

Independent Power Producers & Energy Traders – 0.7%
Texas Competitive Electric Holdings Company, LLC,
4.741%, 10–10–17 (F)	19,539	11,665

Integrated Oil & Gas – 0.0%
EP Energy LLC and Everest Acquisition LLC,
6.500%, 5–1–18 (F)	484	488

Internet Software & Services – 0.9%
Nextag, Inc.,
7.000%, 1–28–16 (F)	4,848	4,670
Web.com Group, Inc.,
7.000%, 10–27–17 (F)	10,168	10,087

		14,757

IT Consulting & Other Services – 0.6%
Presidio, Inc.,
7.250%, 3–31–17 (F)	8,978	9,001
Vertafore, Inc.,
9.750%, 10–29–17 (F)	1,311	1,302

		10,303

Movies & Entertainment – 0.8%
Formula One Holdings Ltd. and Alpha Topco Limited,
6.250%, 4–30–18 (F)	14,504	14,467

Oil & Gas Exploration & Production – 0.5%
Chesapeake Energy Corporation,
8.500%, 12–2–17 (F)	8,184	8,112

Research & Consulting Services – 0.9%
AlixPartners, LLP,
0.000%, 11–15–19 (F)	14,522	14,177

Restaurants – 0.7%
Focus Brands, Inc.:
6.250%, 2–22–18 (F)	2,449	2,451
7.250%, 2–22–18 (F)	39	39
10.250%, 9–1–18 (F)	8,168	8,188

		10,678

Specialized Consumer Services – 0.5%
HD Supply, Inc.,
7.250%, 9–26–17 (F)	8,300	8,347

Specialty Stores – 0.3%
Savers, Inc.,
0.000%, 6–11–19 (F)	4,544	4,541

TOTAL SENIOR LOANS – 15.7%		$255,652
(Cost: $258,012)

SHORT-TERM SECURITIES
Commercial Paper – 4.1%
Bemis Company, Inc.:
0.390%, 7–2–12 (H)	$2,500	2,500
0.410%, 7–9–12 (H)	5,100	5,100
0.370%, 7–10–12 (H)	8,000	7,999
0.410%, 7–19–12 (H)	7,500	7,498
Clorox Co.,
0.420%, 7–2–12 (H)	4,000	4,000
General Mills, Inc,
0.200%, 7–23–12 (H)	5,000	4,999
Harley–Davidson Funding Corp.,
0.370%, 7–17–12 (H)	4,000	3,999
Heinz (H.J.) Finance Co. (GTD by Heinz (H.J.) Co.),
0.290%, 7–23–12 (H)	10,000	9,998
PACCAR Financial Corp.,
0.120%, 7–2–12 (H)	11,737	11,738
Verizon Communications Inc.,
0.300%, 7–10–12 (H)	10,000	9,999

		67,830

Master Note – 0.1%
Toyota Motor Credit Corporation,
0.136%, 7–2–12 (I)	1,210	1,210

TOTAL SHORT–TERM SECURITIES – 4.2%		$69,040
(Cost: $69,040)

TOTAL INVESTMENT SECURITIES – 100.6%		$1,640,470

(Cost: $1,620,455)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6%)	(10,135)

NET ASSETS – 100.0%	$1,630,335

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$13,408	$—	$—
Preferred Stocks	5,428	968	—
Warrants	—	306	—
Corporate Debt Securities	—	1,286,357	—
Municipal Bonds	—	9,311	—
Senior Loans	—	198,864	56,788
Short-Term Securities	—	69,040	—
Total	$18,836	$1,564,846	$56,788
Liabilities
Forward Foreign Currency Contracts	$—	$125	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Warrants	Corporate Debt Securities	Senior Loans
Beginning Balance 10-1-11	$850	$3,408	$36,613
Net realized gain (loss)	—	—	121
Net unrealized appreciation (depreciation)	—	—	1,657
Purchases	—	—	41,822
Sales	—	—	(41,493)
Transfers into Level 3 during the period	—	—	27,838
Transfers out of Level 3 during the period	(850)	(3,408)	(9,770)
Ending Balance 6-30-12	$—	$—	$56,788
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-12	$—	$—	$1,120

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no reoccurring transfers between Levels 1 and 2 during the period ended June 30, 2012.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 6-30-12	Valuation Technique(s)	Unobservable Input(s)	Range
Assets
Senior Loans(1)	$56,788	Third-party pricing service Broker quotes	Lack of reliable market-based data	—

(1)

The significant unobservable inputs used in the fair value measurement of bank loans are probability of default, loss severity in the event of default, and when market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g trade information or broker quotes). Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity.

The following forward foreign currency contracts were outstanding at June 30, 2012:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	23,007	7-11-12	$—	$125

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the total value of these securities amounted to $757,254 or 46.4% of net assets.

(C)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Payment-in-kind bonds.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(G)	Zero coupon bond.

(H)	Rate shown is the yield to maturity at June 30, 2012.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,620,455
Gross unrealized appreciation	53,779
Gross unrealized depreciation	(33,764)
Net unrealized appreciation	$20,015

SCHEDULE OF INVESTMENTS Municipal Bond Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.6%
The Indl Dev Board of Selma, AL, Gulf Opp Zone Bonds, Ser 2009A, 6.250%, 11–1–33	$2,000	$2,244
The Pub Edu Bldg Auth of Tuscaloosa, Student Hsng Rev Bonds (Univ of AL Ridgecrest Residential Proj), Ser 2008, 6.750%, 7–1–33	2,500	2,927

		5,171

Alaska – 0.2%
AK Intl Arpt Sys Rev and Rfdg Bonds, Ser 2010A, 5.000%, 10–1–21	1,735	1,984

Arizona – 1.1%
AZ Cert of Part, Ser 2010A, 5.250%, 10–1–26	2,000	2,251
Cert of Part for the Benefit of AZ State Univ (AZ State Univ Proj), Ser 2002, 5.375%, 7–1–13	1,000	1,003
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008, 8.000%, 5–1–25	2,500	2,989
Phoenix Civic Impvt Corp, Sr Lien Arpt Rev Bonds, Ser 2002B, 5.750%, 7–1–14	2,000	2,006
Rio Nuevo Multipurp Fac Dist (Tucson, AZ), Sub Lien Excise Tax Rev Bonds, Ser 2008, 6.625%, 7–15–25	2,000	2,361

		10,610

California – 12.8%
ABAG Fin Auth for Nonprofit Corp, Rev Bonds (Sharp Hlth Care), Ser 2009B, 6.250%, 8–1–39	1,000	1,168
Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2009E, 6.000%, 5–1–39	3,000	3,483
CA Dept of Water Res, Cent Vly Proj, Water Sys Rev Bonds, Ser X, 5.500%, 12–1–16	10	12
CA Hlth Fac Fin Auth, Rev Bonds (Adventist Hlth Sys/West), Ser 2009A, 5.750%, 9–1–39	2,250	2,491
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2009A, 6.500%, 11–1–38	2,000	2,377
CA Muni Fin Auth, Cmnty Hosp of Cent CA Oblig Group Cert of Part, 5.500%, 2–1–39	4,000	4,147
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A, 8.500%, 10–1–29	1,000	1,158
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rev Bonds (Republic Svc, Inc. Proj) Ser 2002B, 5.250%, 6–1–23	2,085	2,392
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2002A, 5.000%, 1–1–22	1,500	1,636

CA Statewide Cmnty Dev Auth, Hosp Rev Cert of Part, Cedars–Sinai Med Ctr, Ser 1992, 6.500%, 8–1–12	810	813
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	1,750	1,796
6.350%, 7–1–46	1,000	1,042
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase I Rfdg–CHF–Irvine, L.L.C.), Ser 2011, 5.000%, 5–15–21	170	192
CA Various Purp GO Bonds:
6.000%, 2–1–15	3,000	3,396
5.250%, 2–1–19	6,940	7,307
5.250%, 2–1–19	60	63
5.250%, 11–1–21	1,000	1,062
5.000%, 2–1–22	7,000	7,356
5.250%, 9–1–26	3,500	4,035
5.500%, 4–1–28	3,000	3,269
5.250%, 10–1–29	2,500	2,771
5.750%, 4–1–31	5,000	5,734
6.000%, 3–1–33	1,000	1,184
6.000%, 11–1–39	4,500	5,259
Carson Redev Agy Redev Proj Area No. 1, Tax Alloc Bonds, Ser 2009A, 7.000%, 10–1–36	750	861
Cmnty Redev Agy of Santa Ana, Merged Proj Area Bonds, Ser 2011 A, 6.250%, 9–1–24	2,000	2,241
Cnty of Sacramento, 2010 Rfdg Cert of Part, Sacramento Cnty Pub Fac Fin Corp, 5.750%, 2–1–30	2,000	2,210
Delta Cnty Home Mtg Fin Auth, Sngl Fam Mtg Rev Bonds (Mtg–Bkd Sec Prog), Ser 1998A, 5.200%, 12–1–14	20	20
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds (Cap Apprec Bonds), Ser 1999, 0.000%, 1–15–17 (A)	7,500	5,841
Golden State Tob Securitization Corp, Tob Stlmt Asset–Bkd Bonds, Ser 2003A–1, 6.750%, 6–1–39	2,500	2,647
Palomar Pomerado Hlth, GO Bonds, Election of 2004, Ser 2009A:
0.000%, 8–1–31 (A)	3,315	1,262
0.000%, 8–1–32 (A)	5,000	1,784
0.000%, 8–1–33 (A)	5,000	1,671
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part, 6.750%, 11–1–39	2,750	3,038
Pub Fac Fin Auth of San Diego, Sr Sewer Rev Bonds, Ser 2009A, 5.250%, 5–15–34	3,000	3,390
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E, 6.500%, 10–1–40	1,500	1,665
Redev Agy of San Diego, Naval Training Ctr Redev Proj, Tax Alloc Bonds, Ser 2010A, 5.750%, 9–1–40	1,000	1,050
Riverside Cmnty College Dist, Riverside Cnty, CA, Election of 2004, GO Bonds, Ser 2004A: 5.500%, 8–1–29	3,800	4,202
Sacramento Area Flood Ctl Agy, Consolidated Cap Assmt Dist Bonds, Ser 2008, 5.500%, 10–1–28	500	583

San Jose Merged Area Redev Proj, Hsng Set–Aside Tax Alloc Bonds, Ser 2010A–1,
5.500%, 8–1–35	1,000	966
San Jose, CA Arpt Rev Bonds, Ser 2011A–1,
5.250%, 3–1–21	3,185	3,647
Southn CA Pub Power Auth, Multiple Proj Rev Bonds, Ser 1989,
6.750%, 7–1–12	3,455	3,455
Southn CA Pub Power Auth, Transmission Proj Rev Bonds (Southn Transmission Proj), Ser 2008B,
6.000%, 7–1–27	1,000	1,183
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009I,
6.375%, 11–1–34	500	583
State Pub Works Board of CA, Lease Rev Bonds (Various Cap Proj), Ser 2009G–1,
5.750%, 10–1–30	1,000	1,124
The Metro Water Dist of Southn CA, Water Rev Bonds, 2003 Authorization, Ser B–2,
5.000%, 10–1–27	5,000	5,294
The Regents of the Univ of CA, Hosp Rev Bonds (UCLA Med Ctr), Ser 2004B,
5.500%, 5–15–20	1,500	1,573
Tuolumne Wind Proj Auth, Rev Bonds (Tuolumne Co Proj), Ser 2009A,
5.875%, 1–1–29	1,000	1,176
Vernon Elec Sys Rev Bonds, Ser 2012A,
5.500%, 8–1–41	2,185	2,281

		117,890

Colorado – 2.3%
City and Cnty of Broomfield, CO, Rfdg Cert of Part, Ser 2010,
5.000%, 12–1–23	2,065	2,391
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A:
6.750%, 12–1–23	1,670	1,961
7.400%, 12–1–38	1,000	1,177
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	2,500	2,682
CO Higher Edu Cap Constr, Lease Purchase Fin Prog, Cert of Part, Ser 2008:
5.500%, 11–1–27	1,000	1,181
CO Hsng and Fin Auth, Sngl Fam Mtg Class I Bonds, Ser 2009A,
5.500%, 11–1–29	990	1,016
Denver Hlth and Hosp Auth, Hlthcare Recovery Zone, Fac Rev Bds, Ser 2010,
5.625%, 12–1–40	2,750	2,999
Joint Sch Dist No. 28J, Adams and Arapahoe Cnty, CO, GO Bonds, Ser 2008,
6.000%, 12–1–28	2,500	3,245
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	4,250	4,969

		21,621

Connecticut – 0.5%
Cap City Econ Dev Auth, Prkg and Enrg Fee Rev Bonds, Ser 2008D,
5.750%, 6–15–34	2,500	2,822
Eastn CT Res Recovery Auth, Solid Waste Rev Bonds (Wheelabrator Lisbon Proj), Ser 1993A,
5.500%, 1–1–14	1,840	1,846

		4,668

District Of Columbia – 0.9%
DC Hosp Rev Bonds (Sibley Mem Hosp Issue), Ser 2009,
6.375%, 10–1–39	2,250	2,578

Metro Washington Arpt Auth, Dulles Toll Road, Second Sr Lien Rev Bonds, Ser 2009C,
0.000%, 10–1–41 (A)	6,500	6,013

		8,591

Florida – 7.4%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009,
6.750%, 11–1–39	2,500	2,765
Citizens Ppty Ins Corp, Coastal Account Sr Secured Bonds, Ser 2011A–1,
5.000%, 6–1–20	1,000	1,127
Citizens Ppty Ins Corp, Sr Secured Bonds, Ser 2012A–1,
1.430%, 6–1–15 (B)	4,500	4,508
Citizens Ppty Ins Corp, Sr Secured Rev Bonds, Ser 2010A–1,
5.250%, 6–1–17	3,600	4,099
Coral Gables, FL, Hlth Fac Auth, Hosp Rev Bonds (Baptist Hlth South FL Oblig Group), Ser 2004,
5.250%, 8–15–24	5,000	5,513
Greater Orlando Aviation Auth, Arpt Fac Rev Bonds, Ser 2002B,
5.500%, 10–1–17	2,000	2,023
Halifax Hosp Med Ctr (Daytona Beach, FL), Hosp Rev Rfdg and Impvt Bonds, Ser 2006A,
5.250%, 6–1–26	3,000	3,174
Hillsborough Cnty Aviation Auth, FL, Tampa Intl Arpt, Rev Bonds, Ser 2003B,
5.000%, 10–1–20	2,000	2,067
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008A,
5.625%, 8–15–29	3,600	4,553
Miami, FL, Spl Oblig Non–Ad Valorem Rev Rfdg Bonds, Ser 2002A,
5.500%, 9–1–13	2,460	2,475
Miami–Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2002,
5.750%, 10–1–16	2,000	2,019
Miami–Dade Cnty, FL, Aviation Rev Bonds, Miami Intl Arpt (Hub of the Americas), Ser 2009A,
5.500%, 10–1–36	2,500	2,740
Miami–Dade Cnty, FL, Aviation Rev Bonds, Ser 2010A,
5.500%, 10–1–41	2,500	2,804
Miami–Dade Cnty, FL, Aviation Rev Bonds, Ser 2010B,
5.000%, 10–1–23	1,500	1,696
Miami–Dade Cnty, FL, GO Bonds (Bldg Better Cmnty Prog), Ser 2008B,
6.250%, 7–1–26	2,500	2,932
Miami–Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008B,
5.250%, 10–1–22	5,000	6,272
Miami–Dade Cnty, FL, Water and Sewer Sys Rev Rfdg Bonds, Ser 2008C,
6.000%, 10–1–23	2,500	3,056
Mid–Bay Bridge Auth, Springing Lien Rev Bonds, Ser 2011A,
7.250%, 10–1–34	3,000	3,679
Port St. Lucie, FL, Spl Assmt Rfdg Bonds (City Ctr Spl Assmt Dist), Ser 2008A,
6.500%, 7–1–35	2,500	2,909
South Lake Cnty Hosp Dist, Rev Bonds (South Lake Hosp, Inc.), Ser 2009A,
6.250%, 4–1–39	1,000	1,108
St. Johns Cnty Indl Dev Auth, Rev Bonds (Presbyterian Ret Cmnty Proj), Ser 2010A,
5.875%, 8–1–40	3,500	3,842

Volusia Cnty Edu Fac Auth, Edu Fac Rev Rfdg Bonds (Embry–Riddle Aeronautical Univ, Inc. Proj.) Ser 2011,
5.250%, 10–15–22	2,250	2,539

		67,900

Georgia – 2.2%
Atlanta Arpt Gen Rev Rfdg Bonds, Ser 2010C,
5.750%, 1–1–23	2,000	2,493
Atlanta Dev Auth Edu Fac, Rev Bonds (Panther Place, LLC Proj), Ser 2009A,
5.000%, 7–1–37	3,500	3,748
Atlanta, GA, Water and Wastewater Rev Bonds, Ser 2009B,
5.375%, 11–1–39	2,500	2,830
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	1,500	1,663
Dev Auth of Alpharetta, GA, Edu Fac Rev Bonds (Fulton Science Academy Proj), Ser 2011A,
6.250%, 7–1–31	1,190	1,012
Hosp Auth of Cobb Cnty, GA, Rev Anticipation Rfdg and Impvt Cert, Ser 2003,
5.250%, 4–1–20	3,000	3,144
Muni Elec Auth of GA, Proj One Spl Oblig Bonds, Fifth Crossover Ser:
6.400%, 1–1–13	2,530	2,602
Muni Elec Auth of GA, Proj One Sub Bonds, Ser 2008D,
6.000%, 1–1–23	2,100	2,539

		20,031

Guam – 0.4%
A.B. Won Pat, GU Intl Arpt Auth, Gen Rev Bonds, Ser 2003C,
5.375%, 10–1–20	3,305	3,363

Idaho – 0.5%
Boise City, ID, Arpt Rev Rfdg Bonds (Air Terminal Fac Proj), Ser 2011:
5.750%, 9–1–19	750	903
5.750%, 9–1–20	1,000	1,211
ID Hlth Fac Auth, Rev Bonds (St. Luke’s Hlth Sys Proj), Ser 2008A,
6.750%, 11–1–37	2,000	2,356

		4,470

Illinois – 3.1%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A,
5.700%, 5–1–36	1,500	1,486
Chicago GO Bonds, Proj Ser 2011A,
5.250%, 1–1–35	1,300	1,445
Cmnty College Dist No. 525 (Joliet Jr College), GO Bonds (Alternate Rev Source), Ser 2008,
5.750%, 6–1–28	1,000	1,137
Collateralized Sngl Fam Mtg Rev Bonds (Chicago), Ser 2002C,
5.600%, 10–1–34	620	627
IL Fin Auth, Rev and Rfdg Bonds (Roosevelt Univ Proj), Ser 2009,
6.500%, 4–1–39	2,500	2,754
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–30	2,500	3,149
IL Fin Auth, Rev Bonds, The Univ of Chicago, Ser 2008B,
5.750%, 7–1–33	2,500	2,906
IL Fin Auth, Student Hsng Rev Bonds (CHF–DeKalb, L.L.C. – Northn IL Univ Proj), Ser 2011,
5.750%, 10–1–21	2,000	2,305

IL GO Bonds, Ser 2012A,
4.000%, 1–1–23	8,750	8,944
Metro Pier and Exposition Auth IL, McCormick Place Expansion Proj Rfdg Bonds, Ser 2010B–1,
0.000%, 6–15–43 (A)	2,000	375
Rgnl Trans Auth, Cook, DuPage, Kane, Lake, McHenry and Will Cnty, IL, GO Bonds, Ser 2002A,
6.000%, 7–1–24	3,080	3,947

		29,075

Indiana – 1.7%
IN Hlth and Edu Fac Fin Auth, Hosp Rev Bonds (Cmnty Fndtn of NW IN Oblig Group), Ser 2007,
5.500%, 3–1–37	1,750	1,851
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (Senate Avenue Prkg Fac), Ser 1990A,
7.400%, 7–1–15	4,775	5,364
IN State Office Bldg Comsn, Capitol Complex Rev Bonds (State Office Bldg I Fac), Ser 1990B,
7.400%, 7–1–15	8,000	8,987

		16,202

Iowa – 0.7%
Altoona, IA, Annual Appropriation Urban Renewal Tax Incr Rev Bonds, Ser 2008,
5.750%, 6–1–31	1,000	1,074
IA Fin Auth, IA State Revolving Fund Rev Bonds, Ser 2008,
6.000%, 8–1–27	2,500	3,053
IA Higher Edu Loan Auth, Private College Fac Rev and Rfdg Bonds (Upper IA Univ Proj), Ser 2010,
6.000%, 9–1–39	2,145	2,329

		6,456

Kansas – 1.3%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	2,000	2,347
Overland Park, KS, Trans Dev Dist, Sales Tax Rev Bonds (Oak Park Mall Proj), Ser 2010,
5.900%, 4–1–32	3,000	3,221
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg–Bkd Sec Prog), Ser 2002A–5,
5.550%, 12–1–33	1,120	1,165
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg–Bkd Sec Prog), Ser 2002B–4,
5.900%, 12–1–34	915	958
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg–Bkd Sec Prog), Ser 2003A–2,
5.650%, 6–1–35	810	849
Sedgwick Cnty, KS and Shawnee Cnty, KS, Sngl Fam Mtg Rev Bonds (Mtg–Bkd Sec Prog), Ser 2004A–4,
5.625%, 6–1–36	340	354
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig Rev Rfdg Bonds (Redev Proj Area B), 2nd Lien Ser of 2005,
5.000%, 12–1–20	1,120	1,189
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B – Major Multi–Sport Athletic Complex Proj), Ser 2010B,
0.000%, 6–1–21 (A)	2,500	1,719
Unif Govt of Wyandotte Cnty/Kansas City, KS, Trans Dev Dist Sales Tax Rev Bonds (NFM–Cabela’s Proj), Ser 2006,
5.000%, 12–1–27	655	664

		12,466

Kentucky – 1.1%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	4,500	5,188
6.500%, 3–1–45	2,000	2,317
Ohio, KY, Pollutn Ctl Rfdg Rev Bonds (Big Rivers Elec Corp Proj), Ser 2010A,
6.000%, 7–15–31	2,500	2,703

		10,208

Louisiana – 1.4%
Jefferson Parish Hosp Dist No. 1, Parish of Jefferson, LA, Hosp Rev Bonds, Ser 1998B,
5.250%, 1–1–28	1,000	1,091
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Hosp Rev Bonds (Women’s Hosp Fndtn Gulf Opp Zone Proj), Ser 2010B,
6.000%, 10–1–44	5,250	5,875
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,133
Lafayette Pub Trust Fin Auth, Rev Bonds (Ragin’ Cajun Fac, Inc. Hsng and Prkg Proj), Ser 2010,
5.250%, 10–1–20	2,040	2,399
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	1,000	1,097
New Orleans Aviation Board, Rev Rfdg Bonds (Restructuring GARBs), Ser 2009A–1,
6.000%, 1–1–23	1,500	1,761

		13,356

Maine – 0.2%
ME Edu Loan Auth, Student Loan Rev Bonds (Supplemental Edu Loan Prog), Ser 2009A–3,
5.875%, 12–1–39	1,445	1,592

Maryland – 0.4%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,750	1,878
MD Hlth and Higher Edu Fac Auth, Rev Bonds, Patterson Park Pub Charter Sch Issue, Ser 2010A,
6.000%, 7–1–40	1,500	1,501

		3,379

Massachusetts – 1.0%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
6.375%, 7–1–30	2,500	2,825
MA Edu Fin Auth, Edu Loan Rev Bonds, Issue I, Ser 2009,
6.000%, 1–1–28	865	984
MA Hlth and Edu Fac Auth, Rev Bonds, Springfield College Issue, Ser 2010,
5.625%, 10–15–40	1,000	1,070
MA Hlth and Edu Fac Auth, Rev Rfdg Bonds, Suffolk Univ Issue, Ser 2009A,
5.750%, 7–1–39	1,615	1,792
The Cmnwlth of MA, GO Bonds, Ser 2003D,
5.250%, 10–1–21	2,500	2,651

		9,322

Michigan – 2.3%
Board of Regents of Eastn MI Univ, Gen Rev Rfdg Bonds, Ser 2002A,
5.800%, 6–1–13	1,530	1,598

Board of Trustees of Grand Vly, State Univ, Gen Rev Bonds, Ser 2009,
5.750%, 12–1–34	1,000	1,101
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B),
7.500%, 7–1–33	2,000	2,416
Detroit, MI, Water Supply Sys Rev, Sr Lien Bonds, Ser 2011–A,
5.750%, 7–1–37	1,500	1,606
MI State Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Henry Ford Hlth Sys), Ser 2009,
5.750%, 11–15–39	4,250	4,689
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V,
8.000%, 9–1–29	3,950	4,955
Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009W,
6.000%, 8–1–39	2,000	2,242
State Bldg Auth, Rev and Rev Rfdg Bonds (Fac Prog), Ser 2008I,
6.000%, 10–15–38	2,000	2,288

		20,895

Minnesota – 0.6%
Hsng and Redev Auth of Saint Paul, MN, Hlth Care Fac Rev Bonds (Hlth Partners Oblig Group Proj), Ser 2006,
5.250%, 5–15–36	2,000	2,084
Minneapolis Hlth Care Sys Rev Bonds (Fairview Hlth Svc), Ser 2008A,
6.750%, 11–15–32	1,000	1,202
Minneapolis–St. Paul Metro Arpt Comsn, Sub Arpt Rev Rfdg Bonds, Ser 2010D,
5.000%, 1–1–20	2,000	2,275

		5,561

Missouri – 2.4%
Belton, MO, Cert of Part, Ser 2008,
5.125%, 3–1–25	1,000	1,074
Belton, MO, Tax Incr Rev Bonds (Belton Town Centre Proj), Ser 2004,
6.250%, 3–1–24	2,265	2,274
Hlth and Edu Fac Auth, Hlth Fac Rev Bonds (The Children’s Mercy Hosp), Ser 2009,
5.625%, 5–15–39	2,250	2,459
Indl Dev Auth of Cape Girardeau Cnty, MO, Hlth Fac Rev Bonds (Saint Francis Med Ctr), Ser 2009A:
5.500%, 6–1–34	1,000	1,038
5.750%, 6–1–39	1,000	1,095
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004,
5.900%, 3–1–24	2,300	2,333
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO – Events Ctr Proj), Ser 2009A,
6.625%, 4–1–33	2,000	2,092
MO Dev Fin Board, Infra Fac Rev Bonds (Independence, MO – Events Ctr Proj), Ser 2009F,
6.250%, 4–1–38	2,000	2,067
NW MO State Univ, Hsng Sys Rev Bonds, Ser 2003,
5.500%, 6–1–19	2,650	2,744
Pub Water Supply Dist No. 1 of Lincoln Cnty, MO, Cert of Part, Ser 2009,
6.750%, 6–15–35	2,500	2,655
St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A,
0.000%, 7–15–36 (A)	2,250	672
St. Louis, MO, Arpt Rev Rfdg Bonds (Lambert – St. Louis Intl Arpt), Ser 2003A,
5.250%, 7–1–18	1,000	1,036

The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010–C, 6.000%, 9–1–24 (C)	2,000	700

		22,239

Nebraska – 0.1%
Hosp Auth No. 1 of Sarpy Cnty, NE, Hlth Fac Rev Bds (Immanuel Oblig Grp), Ser 2010, 5.625%, 1–1–40	1,000	1,093

Nevada – 0.7%
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A, 8.000%, 6–15–30	3,000	3,439
Overton Power Dist No. 5, Spl Oblig Rev Bonds, Ser 2008, 8.000%, 12–1–25	1,715	2,067
Redev Agy of Mesquite, NV, Tax Incr Rev Bonds, Ser 2009, 7.375%, 6–1–24	1,000	1,042

		6,548

New Hampshire – 0.8%
Business Fin Auth, Rev Bonds, Elliot Hosp Oblig Group Issue, Ser 2009A, 6.125%, 10–1–39	1,500	1,617
NH Hlth and Edu Fac Auth, Rev Bonds, Rivermead Issue, Ser 2011A, 6.875%, 7–1–41	1,000	1,094
NH Hlth and Edu Fac Auth, FHA Insd Mtg Rev Bonds, LRGHlthcare Issue, Ser 2009, 7.000%, 4–1–38	2,000	2,459
NH Hlth and Edu Fac Auth, Hosp Rev Bonds, Catholic Med Ctr Issue, Ser 2002A, 6.125%, 7–1–32	1,755	1,773
NH Hsng Fin Auth, Sngl Fam Mtg Acquisition Rev Bonds, Ser 2006A, 5.650%, 1–1–36	810	836

		7,779

New Jersey – 3.6%
Casino Reinvestment Dev Auth, Hotel Room Fee Rev Bonds, Ser 2004: 5.250%, 1–1–18	1,860	2,004
5.250%, 1–1–23	1,350	1,421
Hudson Cnty Impvt Auth (Hudson Cnty, NJ), Fac Lease Rev Rfdg Bonds (Hudson Cnty Lease Proj), Ser 2010, 5.375%, 10–1–21	2,500	3,016
Newark, NJ GO Sch Purp Rfdg Bonds, Ser 2002, 5.375%, 12–15–13	2,000	2,043
NJ Econ Dev Auth, Rev Bonds (Provident Group – Montclair Ppty L.L.C. – Montclair St Univ Student Hsng Proj), Ser 2010A, 5.750%, 6–1–31	2,900	3,235
NJ Econ Dev Auth, Sch Fac Constr Bonds, Ser 2004I, 5.250%, 9–1–24	2,250	2,488
NJ Econ Dev Auth, Sch Fac Constr Rfdg Bonds, Ser 2011EE, 5.250%, 9–1–24	2,545	2,960
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B, 7.500%, 12–1–32	1,000	1,213
NJ Higher Edu Student Assistance Auth, Student Loan Rev Bonds, Ser 2011–1: 5.000%, 12–1–19	1,385	1,559
5.500%, 12–1–21	1,145	1,313
NJ Hlth Care Fac Fin Auth, Rev Bonds, Virtua Hlth Issue, Ser 2009A, 5.500%, 7–1–38	1,500	1,642

NJ Trans Trust Fund Auth, Trans Sys Bonds (Cap Apprec Bonds), Ser 2010A, 0.000%, 12–15–40 (A)	10,000	2,322
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2005B, 5.250%, 12–15–22	3,500	4,246
NJ Trans Trust Fund Auth, Trans Sys Bonds, Ser 2006A, 5.500%, 12–15–22	1,000	1,248
Passaic Vly Sewerage Commissioners (NJ), Sewer Sys Bonds, Ser G, 5.750%, 12–1–21	2,500	3,046

		33,756

New Mexico – 0.4%
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2006D, 6.000%, 1–1–37	1,120	1,196
NM Mtg Fin Auth, Sngl Fam Mtg Prog Class I Bonds, Ser 2008D–2, 5.250%, 7–1–30	2,325	2,463

		3,659

New York – 3.7%
Long Island Power Auth, Elec Sys Gen Rev Bonds, Ser 2009A, 6.250%, 4–1–33	1,000	1,207
NY State Engy Research and Dev Auth, Pollutn CtrlRev Bonds (Niagara Mohowak Power Corp Proj), 1985Ser A, 0.613%, 12–1–23	4,350	4,056
NYC Indl Dev Agy, Pilot Rev Bonds (Yankee Stadium Proj), Ser 2009A:
0.000%, 3–1–25 (A)	2,675	1,651
0.000%, 3–1–26 (A)	2,685	1,572
0.000%, 3–1–27 (A)	2,500	1,369
NYC, GO Bonds, Ser 2004D: 5.250%, 10–15–21	6,110	6,500
NYC, GO Bonds, Ser 2003A: 5.750%, 8–1–14	2,000	2,008
NYC, GO Bonds, Ser 2003J, 5.500%, 6–1–19	3,990	4,179
Port Auth of NY and NJ, Consolidated Bonds, One Hundred Fifty-Second Ser, 5.750%, 11–1–30	4,490	5,148
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A, 7.250%, 1–1–20	765	766
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B, 7.625%, 1–1–30	3,820	3,824
Tob Stlmt Fin Corp, Asset–Bkd Rev Bonds (State Contingency Contract Secured), Ser 2003B–1C, 5.500%, 6–1–21	2,000	2,094

		34,374

North Carolina – 1.0%
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2003C, 5.500%, 1–1–14	3,000	3,220
NC Eastn Muni Power Agy, Power Sys Rev Bonds, Ser 2008C, 6.750%, 1–1–24	1,000	1,230
NC Med Care Comsn, Hlth Care Fac Rev Rfdg Bonds (Univ Hlth Sys of Eastn Carolina), Ser 2008E–2, 6.000%, 12–1–36	2,480	2,740
NC Tpk Auth, Triangle Expressway Sys Rev Bonds, Ser 2009A: 0.000%, 1–1–37 (A)	3,000	899
5.750%, 1–1–39	1,000	1,110

		9,199

Ohio – 1.5%

Cnty of Cuyahoga, OH, Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2003A, 6.000%, 1–1–21	510	539
Cnty of Cuyahoga, OH, Rev Bonds (Cleveland ClinicHlth Sys Oblig Group), Ser 2003A, 6.000%, 1–1–21	490	518
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009, 7.500%, 12–1–33	1,000	1,182
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E, 5.625%, 10–1–19	2,000	2,312
OH Air Quality Dev Auth, Envirnmt Impvt Rev Bonds (Buckeye Power, Inc. Proj), Ser 2010, 5.750%, 12–1–30	4,500	4,936
OH Hosp Fac Rev Bonds (Summa Hlth Sys 2010 Proj), 5.750%, 11–15–40	1,000	1,103
OH Hosp Rev Bonds (Cleveland Clinic Hlth Sys Oblig Group), Ser 2008A, 5.250%, 1–1–33	2,000	2,196
OH Hsng Fin Agy, Residential Mtg Rev Bonds (Mtg–Bkd Sec Prog), Ser 2008J, 6.200%, 9–1–33	1,090	1,141

		13,927

Oklahoma – 0.2%
Cleveland Cnty Justice Auth, Sales Tax Rev Bonds (Cleveland Cnty Detention Fac Proj), Ser 2009B, 5.750%, 3–1–29	1,015	1,085
OK Muni Power Auth, Power Supply Sys Rev Bonds, Ser 2008A, 5.875%, 1–1–28	1,000	1,157

		2,242

Oregon – 0.1%
The Port of Portland, Portland Intl Arpt, Rev Bonds, Subser 20C, 5.000%, 7–1–22	1,000	1,136

Pennsylvania – 5.8%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B, 7.250%, 7–1–39	1,000	1,199
Dauphin Cnty Gen Auth, Hlth Sys Rev Bonds (Pinnacle Hlth Sys Proj), Ser 2009A:
6.000%, 6–1–29	2,000	2,242
6.000%, 6–1–36	2,750	3,058
Lycoming Cnty Auth, Hlth Sys Rev Bonds (Susquehanna Hlth Sys Proj), Ser 2009A, 5.750%, 7–1–39	3,500	3,795
PA Auth for Indl Dev, Rev Bonds (MaST Charter Sch Proj), Ser 2010, 6.000%, 8–1–35	750	808
PA Higher Edu Fac Auth, Rev Bonds (Shippensburg Univ Student Svc, Inc. Student Hsng Proj at Shippensburg Univ of PA), Ser 2011, 6.000%, 10–1–26	2,500	2,827
PA Indl Dev Auth, Econ Dev Rev Bonds, Ser 2002: 5.500%, 7–1–14	2,000	2,020
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009C, 0.000%, 6–1–33 (A)	4,000	4,002
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2009D, 5.500%, 12–1–41	2,250	2,467
PA Tpk Comsn, Tpk Sub Rev Bonds, Ser 2010B–2, 0.000%, 12–1–28 (A)	8,500	8,061

Philadelphia Auth for Indl Dev (Mariana Bracetti Academy Charter Sch Proj), Rev Bonds, Ser 2011, 7.250%, 12–15–31	2,600	2,843
Philadelphia, PA, Arpt Rev Bonds, Ser 2010D, 5.250%, 6–15–22	5,000	5,669
Philadelphia, PA, GO Rfdg Bonds, Ser 2008A, 5.250%, 12–15–24	10,750	12,097
Susquehanna Area Rgnl Arpt Auth, Arpt Sys Rev Bonds, Ser 2003A, 5.500%, 1–1–19	2,120	2,130

		53,218

Puerto Rico – 4.4%
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2007A, 5.500%, 7–1–21	1,500	1,678
Cmnwlth of PR, Pub Impvt Rfdg Bonds (GO Bonds), Ser 2004A, 5.250%, 7–1–21	5,740	6,020
Cmnwlth of PR, Pub Impvt Rfdg (GO Bonds), Ser 2012A, 5.500%, 7–1–39	7,500	7,715
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A:
5.000%, 7–1–28	1,000	1,058
6.000%, 7–1–44	5,300	5,569
PR Aqueduct and Sewer Authority, Revenue Bonds, Ser A (Senior Lien), 6.000%, 7–1–38	3,500	3,685
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX, 5.750%, 7–1–36	4,250	4,627
PR Pub Fin Corp (Cmnwlth Approp Bonds), 2011 Ser B, 5.500%, 8–1–31	1,750	1,870
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A, 0.000%, 8–1–32 (A)	5,000	5,064
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2010A, 0.000%, 8–1–33 (A)	4,500	3,865

		41,151

Rhode Island – 0.9%
RI Hlth and Edu Bldg Corp, Hosp Fin Rev Bonds, Lifespan Oblig Group Issue, Ser 2009A, 6.250%, 5–15–30	1,590	1,822
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2008A, 5.250%, 12–1–18	4,330	4,777
RI Student Loan Auth, Student Loan Prog Rev Bonds, Sr Ser 2009A, 6.250%, 12–1–27	1,500	1,697

		8,296

South Carolina – 0.5%
SC Jobs—Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A, 6.500%, 4–1–42	4,015	4,328

South Dakota – 0.2%
SD Hlth and Edu Fac Auth (Huron Rgnl Med Ctr Issue), Rev Bonds, Ser 1994, 7.300%, 4–1–16	1,420	1,543

Tennessee – 1.4%
Memphis–Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2010B, 5.750%, 7–1–25	750	854
Memphis–Shelby Cnty Arpt Auth, Arpt Rfdg Rev Bonds, Ser 2011A–1:
5.750%, 7–1–19	2,220	2,656
5.750%, 7–1–20	1,330	1,600

The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2006A,
5.500%, 7-1-36	3,000	3,145
The Hlth and Edu Fac Board of Johnson City, TN, Hosp Rfdg Rev Bonds (Mountain States Hlth Alliance), Ser 2010A,
6.500%, 7-1-38	2,500	2,915
The Memphis and Shelby Cnty Sports Auth, Inc., Rev Bonds (Memphis Arena Proj), Ser 2002A,
5.500%, 11–1–13	2,000	2,034

		13,204

Texas – 11.3%
Arlington, TX, Spl Tax Rev Bonds, Ser 2008,
5.500%, 8–15–27	2,000	2,286
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	3,000	3,303
Cap Area Cultural Ed Fac Fin Corp, Rev Bds (The Roman Catholic Diocese of Austin), Ser 2005B,
6.125%, 4–1–45	1,000	1,090
Cass Cnty Indl Dev Corp, Envirnmt Impvt, Rev Rfdg Bonds, Ser 2009A,
9.250%, 3–1–24	2,500	3,255
Dallas and Fort Worth, TX, Dallas/Fort Worth Intl Arpt, Joint Rev Impvt and Rfdg Bonds, Ser 2001A,
5.875%, 11–1–17	365	366
Dallas and Fort Worth, TX, Dallas/Fort Worth Intl Arpt, Joint Rev Bonds, Ser 2003A,
5.500%, 11–1–19	5,000	5,278
Dallas Independent Sch Dist (Dallas Cnty, TX) Unlimited Tax Sch Bldg Bonds, Ser 2008,
6.375%, 2–15–34	2,500	3,082
Frisco Independent Sch Dist (Collin and Denton Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2008A,
6.000%, 8–15–38	2,500	3,024
Harris Cnty Hlth Fac Dev Corp, Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B,
7.000%, 12–1–27	2,500	3,045
Harris Cnty Hlth Fac Dev Corp, Thermal Util Rev Bonds (Teco Proj), Ser 2008,
5.000%, 11–15–26	2,500	2,733
Harris Cnty–Houston Sports Auth, Sr Lien Rev Bonds, Ser 2001G,
5.750%, 11–15–15	1,500	1,503
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008:
5.750%, 2–15–28	1,000	1,017
6.000%, 2–15–33	500	509
Lancaster Independent Sch Dist (Dallas Cnty, TX), Unlimited Tax Sch Bldg Bonds, Ser 2004,
5.750%, 2–15–30	6,000	6,521
Lower Colorado River Auth, Rfdg Rev Bonds, Ser 2008A,
6.250%, 5–15–28	2,500	2,942
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009,
6.250%, 2–15–37	4,500	4,730
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011,
5.625%, 12–1–17	5,000	5,206
North TX Twy Auth, Sys Rev Rfdg Bonds, Ser 2008D,
0.000%, 1–1–30 (A)	25,000	11,209

Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A,
6.500%, 8–15–39	1,000	1,129
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp – Edgemere Proj), Ser 2006A,
6.000%, 11–15–36	4,000	4,199
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11–15–37	3,000	3,071
Trinity River Auth of TX (Tarrant Cnty Water Proj), Impvt Rev Bonds, Ser 2008,
5.750%, 2–1–26	1,500	1,734
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	2,000	2,359
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH–635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–33	2,250	2,796
7.000%, 6–30–40	5,000	5,987
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	2,500	2,828
TX Pub Fin Auth, TX Southn Univ Rev Fin Sys Bonds, Ser 2011,
6.750%, 5–1–26	3,740	4,492
TX Tpk Auth, Cent TX Tpk Sys, First Tier Rev Bonds, Ser 2002A,
0.000%, 8–15–26 (A)	24,500	13,724

		103,418

Vermont – 0.1%
VT Hsng Fin Agy, Sngl Fam Hsng Bonds, Ser 27,
5.500%, 11–1–37	745	775

Virgin Islands – 0.1%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Diageo Proj), Ser 2009A,
6.750%, 10–1–37	1,000	1,151

Virginia – 1.2%
Indl Dev Auth of Roanoke, VA, Hosp Rev Bonds (Carilion Hlth Sys Oblig Group), Ser 2002A:
5.750%, 7–1–14	2,225	2,225
5.500%, 7–1–17	2,000	2,000
Indl Dev Auth of Washington Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009C,
7.500%, 7–1–29	2,500	3,099
Isle of Wight Cnty, VA, GO Pub Impvt Bonds, Ser 2008B,
6.000%, 7–1–27	1,605	1,913
VA Hsng Dev Auth, Cmnwlth Mtg Bonds, Ser 2008E,
6.375%, 1–1–36	2,035	2,224

		11,461

Washington – 2.5%
Pub Util Dist No. 1, Pend Oreille Cnty, WA, Box Canyon Production Sys Rev Bonds, Ser 2010,
5.750%, 1–1–41	2,250	2,460
Spokane Pub Fac Dist, Rgnl Proj, Spokane Pub Fac Dist, Hotel/Motel Tax and Sales/Use Tax Bonds, Ser 2003,
5.750%, 12–1–19	1,665	1,772
WA Hlth Care Fac Auth, Rev Bonds (Cent WA Hlth Svcs Assoc), Ser 2009,
7.000%, 7–1–39	1,000	1,151

WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.125%, 3–1–29	2,500	3,027
WA Hlth Care Fac Auth, Rev Bonds (Swedish Hlth Svc), Ser 2009A,
6.500%, 11–15–33	1,500	1,690
WA Hlth Care Fac Auth, Rev Bonds (Virginia Mason Med Ctr), Ser 2007C,
5.500%, 8–15–36	2,910	3,032
WA Pub Power Supply Sys, Nuclear Proj No. 1, Rfdg Rev Bonds, Ser 1989B,
7.125%, 7–1–16	8,200	10,189

		23,321

West Virginia – 0.6%
Brooke Cnty, WV, Rev Bonds (Bethany College), Ser 2011A,
6.500%, 10–1–31	1,700	1,882
WV Infra GO Bonds, Ser 1999A,
0.000%, 11–1–13 (A)	4,000	3,953

		5,835

Wisconsin – 0.6%
WI Gen Fund Annual Appropriation Bonds, Ser 2009A,
5.750%, 5–1–33	1,000	1,201
WI Hlth and Edu Fac Auth, Rev Bonds (Aurora Hlth Care, Inc.), Ser 2010A,
5.625%, 4–15–39	1,500	1,627
WI Hlth and Edu Fac Auth, Rev Bonds (Pro Hlth Care, Inc. Oblig Group), Ser 2009,
6.625%, 2–15–39	2,000	2,346

		5,174

Wyoming – 0.2%
Hsng Auth of Cheyenne, Hsng Rev Bonds (Foxcrest II Proj), Ser 2004,
5.750%, 6–1–34	675	678
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A,
5.500%, 1–1–28	1,000	1,101

		1,779

TOTAL MUNICIPAL BONDS – 87.0%		$805,417
(Cost: $719,553)

SHORT–TERM SECURITIES
Commercial Paper – 4.5%
Clorox Co.,
0.400%, 7–20–12 (D)	10,000	9,997
Colgate-Palmolive Company,
0.080%, 7–12–12 (D)	5,000	5,000
Danaher Corporation,
0.140%, 7–10–12 (D)	9,881	9,881
Sonoco Products Co.,
0.320%, 7–2–12 (D)	8,620	8,620
St. Jude Medical, Inc.,
0.190%, 7–23–12 (D)	8,000	7,999

		41,497

Master Note – 0.2%
Toyota Motor Credit Corporation,
0.136%, 7–2–12 (E)	1,521	1,521

Municipal Obligations – 7.1%
Bartow, GA Dev Auth Pollutn Ctl Rev Bonds (GA Power Co Plant Proj), First Ser 1997,
0.230%, 7–3–12 (E)	5,000	5,000
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.),
0.130%, 7–3–12 (E)	10,200	10,200
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.),
0.170%, 7–3–12 (E)	5,902	5,902

Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hltcare Org (GTD by JPMorgan Chase Bank, N.A.),
0.170%, 7–5–12 (E)	1,170	1,170
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02–01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.),
0.180%, 7–5–12 (E)	500	500
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation),
0.160%, 7–3–12 (E)	11,000	11,000
MS Business Fin Corp, Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron U.S.A. Inc. Proj), Ser D (GTD by Chevron Corporation),
0.160%, 7–3–12 (E)	9,000	9,000
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.160%, 7–5–12 (E)	9,000	9,000
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ–Ser A–1 (GTD by JPMorgan Chase & Co.),
0.220%, 7–5–12 (E)	2,000	2,000
Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A–3 (GTD by Wells Fargo Bank, N.A.),
0.170%, 7–16–12 (E)	6,138	6,138
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation),
0.160%, 7–3–12 (E)	1,725	1,725
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004,
0.170%, 7–3–12 (E)	4,185	4,185

		65,820

TOTAL SHORT-TERM SECURITIES – 11.8%		$108,838
(Cost: $108,838)

TOTAL INVESTMENT SECURITIES – 98.8%		$914,255
(Cost: $828,391)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		11,598

NET ASSETS – 100.0%		$925,853

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$799,649	$5,768
Short-Term Securities	—	108,838	—
Total	$—	$908,487	$5,768

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

(A)	Zero coupon bond.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at June 30, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$828,391

Gross unrealized appreciation	87,934
Gross unrealized depreciation	(2,070)

Net unrealized appreciation	$85,864

SCHEDULE OF INVESTMENTS Municipal High Income Fund (in thousands)	JUNE 30, 2012 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama – 0.1%
Butler Cnty Indl Dev Auth, Envirnmt Impvt Rev Bonds, Ser 2008 A,
7.000%, 9–1–32	$1,000	$1,100

Arizona – 3.2%
AZ Hlth Fac Auth, Rev Bonds (Banner Hlth), Ser 2007B,
1.124%, 1–1–37 (A)	10,000	7,260
Indl Dev Auth of Mohave Cnty, Correctional Fac Contract Rev Bonds (Mohave Prison, LLC Expansion Proj), Ser 2008,
8.000%, 5–1–25	8,000	9,566
Indl Dev Auth of Tempe, AZ, Rev Rfdg Bonds (Friendship Vlg of Tempe), Ser 2012A:
6.000%, 12–1–32	1,430	1,511
6.250%, 12–1–46	1,500	1,589
Indl Dev Auth of Yavapai, Edu Rev Bonds (AZ Agribusiness and Equine Ctr, Inc. Proj), Ser 2011,
7.875%, 3–1–42	2,000	2,219
The Indl Dev Auth of Pima, Edu Rev Bonds (Noah Webster Basic Sch Proj), Ser 2004A,
6.125%, 12–15–34	1,500	1,510
The Indl Dev Auth of Tucson, Edu Rev Bonds (Agribusiness and Equine Ctr Proj), Ser 2004A,
6.125%, 9–1–34	1,380	1,361

		25,016

Arkansas – 0.1%
Pub Fac Board of Benton Cnty, AR, Charter Sch Lease Rev Bonds (BCCSO Proj), Ser 2010A,
6.000%, 6–1–40	1,000	1,055

California – 6.0%
Adelanto Pub Auth, Fixed Rate Rfdg Rev Bonds (Util Sys Proj), Ser 2009A,
6.750%, 7–1–39	5,400	5,845
CA Muni Fin Auth, Edu Fac Rev Bonds (American Heritage Edu Fndtn Proj), Ser 2006A,
5.250%, 6–1–36	1,000	905
CA Muni Fin Auth, Edu Fac Rev Bonds (King/Chavez Academies Proj), Ser 2009A,
8.750%, 10–1–39	4,000	4,663
CA Statewide Cmnty Dev Auth, Rev Bonds (Methodist Hosp of Southn CA Proj), Ser 2009,
6.625%, 8–1–29	2,500	3,119
CA Statewide Cmnty Dev Auth, Rev Bonds (Southn CA Presbyterian Homes), Ser 2009,
7.000%, 11–15–29	1,500	1,740
CA Statewide Cmnty Dev Auth, Sch Fac Rev Bonds (Aspire Pub Sch), Ser 2010:
6.000%, 7–1–40	3,000	3,080
6.350%, 7–1–46	1,750	1,823
CA Various Purp GO Bonds,
6.000%, 11–1–39	1,000	1,169
Cert of Part, Oro Grande Elem Sch Dist, Ser 2010,

6.125%, 9–15–40	5,000	5,381
Cmnty Fac Dist No. 15 (Mission Ranch) of Riverside Unif Sch Dist, Spl Tax Bonds (Impvt Area No. 3), Ser 2009A,
6.750%, 9–1–39	1,000	1,031
Golden State Tob Securitization Corp, Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1,
5.125%, 6–1–47	5,000	3,632
Lompoc Redev Agy (Santa Barbara Cnty, CA), Old Town Lompoc Redev Proj, Tax Alloc Bonds, Ser 2010,
6.000%, 9–1–39	2,540	2,637
Palomar Pomerado Hlth, San Diego Cnty, CA, Cert of Part:
6.625%, 11–1–29	2,000	2,263
6.750%, 11–1–39	900	994
Redev Agy for Riverside, Interstate 215 Corridor Redev Proj Area, 2010 Tax Alloc Bonds, Ser E,
6.500%, 10–1–40	2,500	2,775
Redev Agy of Hollister, Cmnty Dev Proj Tax Alloc Bonds (Cnty of San Benito, CA), Ser 2009:
6.750%, 10–1–24	380	426
6.500%, 10–1–26	380	414
6.625%, 10–1–27	330	361
6.750%, 10–1–28	430	471
6.750%, 10–1–29	400	436
7.000%, 10–1–32	1,000	1,104
Redev Agy of San Buenaventura, Merged San Buenaventura Redev Proj, 2008 Tax Alloc Bonds:
7.750%, 8–1–28	1,000	1,115
8.000%, 8–1–38	1,400	1,571

		46,955

Colorado – 8.6%
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2006,
5.250%, 10–1–40	2,000	2,004
Arkansas River Power Auth, CO, Power Rev Impvt Bonds, Ser 2008,
6.000%, 10–1–40	4,955	5,163
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008B,
8.000%, 12–1–38	1,180	1,429
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (The Classical Academy Proj), Ser 2008A,
7.400%, 12–1–38	2,700	3,179
CO Edu and Cultural Fac Auth, Charter Sch Rev Bonds (Twin Peaks Charter Academy Proj), Ser 2008,
7.000%, 11–15–38	4,000	4,552
CO Edu and Cultural Fac Auth, Independent Sch Rev Rfdg Bonds (Vail Mountain Sch Proj), Ser 2010,
6.125%, 5–1–40	5,975	6,409
CO Hlth Fac Auth Rev Bonds (CO Sr Residences Proj), Ser 2012,
7.000%, 6–1–42	3,665	3,843
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty-Clermont Park Proj), Ser 2006A,
5.750%, 1–1–37	3,000	3,073
CO Hlth Fac Auth, Rev Bonds (Christian Living Cmnty-Clermont Park Proj), Ser 2009A:
8.250%, 1–1–24	875	930
9.000%, 1–1–34	750	799

Kremmling Mem Hosp Dist Proj, Ser 2010,
7.125%, 12–1–45	5,000	5,529
Lincoln Park Metro Dist, Douglas Cnty, CO, GO Rfdg and Impvt Bonds, Ser 2008,
6.200%, 12–1–37	4,000	4,139
North Range Metro Dist No. 2, Adams Cnty, CO, Ltd Tax GO Bonds, Ser 2007,
5.500%, 12–15–37	7,300	6,889
Pine Bluffs Metro Dist, Douglas Cnty CO, GO Ltd Tax Bonds, Ser 2004,
3.480%, 12–1–24 (C)	3,325	1,663
Red Sky Ranch Metro Dist, Eagle Cnty, CO, GO Bonds, Ser 2003,
6.050%, 12–1–33	1,245	1,259
Rgnl Trans Dist, Private Activity Bonds (Denver Transit Partn Eagle P3 Proj), Ser 2010,
6.500%, 1–15–30	3,000	3,508
Sorrel Ranch Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Bonds, Ser 2006,
5.750%, 12–1–36	2,087	1,965
Tallgrass Metro Dist, Arapahoe Cnty, CO, GO Ltd Tax Rfdg and Impvt Bonds, Ser 2007,
5.250%, 12–1–37	4,427	4,056
Tallyn’s Reach Metro Dist No. 3, Ltd Tax GO Bonds, Ser 2004,
6.750%, 12–1–33	1,585	1,631
Valagua Metro Dist, Eagle Cnty, CO, GO Ltd Tax Bonds, Ser 2008,
7.750%, 12–1–37	3,000	1,974
Wildgrass Metro Dist, Broomfield Cnty, CO, GO Ltd Tax Rfdg Bonds, Ser 2007,
6.200%, 12–1–34	3,472	3,506

		67,500

Connecticut – 0.6%
Harbor Point Infra Impvt Dist (Harbor Point Proj), Spl Oblig Rev Bonds, Ser 2010A,
7.875%, 4–1–39	4,500	5,081

Florida – 3.4%
Brevard Cnty, FL, Indl Dev Rev Bonds (TUFF FL Tech Proj), Ser 2009:
6.500%, 11–1–29	2,250	2,476
6.750%, 11–1–39	2,250	2,489
Cap Trust Agy, Rev Bonds (Million Air One LLC Gen Aviation Fac Proj), Ser 2011,
7.750%, 1–1–41	5,000	5,471
Citizens Ppty Ins Corp, Sr Secured Bonds, Ser 2012A–1,
1.430%, 6–1–15 (A)	5,000	5,009
FL Dev Fin Corp, Edu Fac Rev Bonds (Renaissance Charter Sch, Inc. Proj), Ser 2010A,
6.000%, 9–15–40	6,000	6,321
FL Dev Fin Corp, Rev Bonds (Sculptor Charter Sch Proj), Ser 2008A,
7.250%, 10–1–38	2,000	2,144
Hillsborough Cnty Indl Dev Auth, Indl Dev Rev Bonds, Hlth Fac Proj (Univ Cmnty Hosp), Ser 2008B,
8.000%, 8–15–32	2,300	3,268

		27,178

Georgia – 1.1%
DeKalb Cnty, GA, Hosp Auth, Rev Anticipation Cert (DeKalb Med Ctr, Inc. Proj), Ser 2010,
6.125%, 9–1–40	2,000	2,217
Dev Auth of Clayton Cnty, GA, Spl Fac Rev Bonds (Delta Air Lines, Inc. Proj), Ser 2009A,
8.750%, 6–1–29	3,000	3,610

Savannah Econ Dev Auth, First Mtg Rev Bonds (The Marshes of Skidaway Island Proj), Ser 2003A:
7.400%, 1–1–24	660	683
7.400%, 1–1–34	1,725	1,783

		8,293

Guam – 0.7%
Govt of GU, GO Bonds, Ser 1993A,
5.400%, 11–15–18	2,735	2,735
Govt of GU, GO Bonds, Ser 2009A,
7.000%, 11–15–39	2,700	3,000

		5,735

Hawaii – 0.4%
Dept of Budget and Fin of HI, Spl Purp Sr Living Rev Bonds (15 Craigside Proj), Ser 2009A:
8.750%, 11–15–29	400	471
9.000%, 11–15–44	2,000	2,367

		2,838

Illinois – 7.2%
Belleville, IL, Tax Incr Rfdg Rev Bonds (Frank Scott Pkwy Redev Proj), Ser 2007A:
5.000%, 5–1–26	2,890	2,746
5.700%, 5–1–36	2,500	2,477
Chicago Recovery Zone Fac Rev Bonds (Asphalt Operating Svc of Chicago Proj), Ser 2010,
6.125%, 12–1–18	2,500	2,618
Cook Cnty, IL Recovery Zone Fac Rev Bonds (Navistar Intl Corp Proj), Ser 2010,
6.500%, 10–15–40	8,000	8,247
Fairview Heights, IL, Tax Incr Rfdg Rev Bonds (Shoppes at St. Clair Square Redev Proj), Ser 2009A,
8.000%, 12–1–28	2,735	2,880
IL Fin Auth, Rev Bonds (Silver Cross Hosp and Med Ctrs), Ser 2009,
7.000%, 8–15–44	5,000	5,721
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009A,
7.250%, 11–1–38	2,565	3,193
IL Fin Auth, Rev Bonds (Rush Univ Med Ctr Oblig Group), Ser 2009C,
6.625%, 11–1–39	3,000	3,578
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2009,
7.875%, 3–1–32	3,500	3,747
Springfield, Sangamon Cnty, IL, Spl Svc Area (Legacy Pointe), Tax Bonds, Ser 2010,
7.500%, 3–1–32	2,000	2,110
SW IL Dev Auth, Local Govt Prog Rev Bonds (Collinsville Ltd Incr Sales Tax Proj), Ser 2007,
5.350%, 3–1–31	3,340	2,749
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2008,
7.000%, 12–1–22	3,895	4,118
SW IL Dev Auth, Local Govt Prog Rev Bonds (Granite City Proj), Ser 2009,
8.000%, 1–15–22	1,245	1,317
SW IL Dev Auth, Sr Care Fac Rev Bonds (Eden Ret Ctr, Inc. Proj), Ser 2006,
5.850%, 12–1–36	2,675	2,225
Vlg of Matteson, Cook Cnty, IL, GO Cap Apprec Debt Cert, Ser 2010,
0.000%, 12–1–29 (B)	7,385	6,537
Vlg of Riverdale, Cook Cnty, IL, Unlimited Tax GO Bonds, Ser 2011,
8.000%, 10–1–36	2,500	2,772

		57,035

Indiana – 2.1%
Hammond IN, Redev Dist Rev Bonds (Marina Area Proj), Ser 2008,
6.000%, 1–15–17	2,000	2,105

Hendricks Cnty Redev Dist, Tax Incr Rev Rfdg Bonds, Ser 2010B,
6.450%, 1–1–23	1,330	1,401
IN Fin Auth, Rev Bonds (Irvington Cmnty Sch Proj), Ser 2009A,
9.000%, 7–1–39	1,500	1,838
Lake Station 2008 Bldg Corp, Lake Station, IN, First Mtg Bonds, Ser 2010,
6.000%, 7–15–27	2,000	2,219
Westfield Redev Dist, Tax Incr Rev Bonds of 2009,
6.500%, 2–1–30	2,000	2,125
Whitestown, IN, Econ Dev Tax Incr Rev Bonds (Perry Indl Park and Whitestown Crossing Proj), Ser 2010A,
7.000%, 2–1–30	3,920	4,097
Whiting, IN, Redev Dist Tax Incr Rev Bonds (Lakefront Dev Proj), Ser 2010,
6.750%, 1–15–32	3,000	3,163

		16,948

Iowa – 1.4%
Cedar Rapids, IA, First Mtg Rev Bonds (Cottage Grove Place Proj), Ser 2004,
6.500%, 7–1–33	4,135	2,718
Cedar Rapids, IA, First Mtg Rev Bonds (Cottage Grove Place Proj), Ser 1998–A,
5.875%, 7–1–28	5,000	3,497
IA Fin Auth, Ret Cmnty Rev Bonds (Edgewater LLC Proj), Ser 2007A,
6.750%, 11–15–37	4,500	4,430

		10,645

Kansas – 2.9%
Arkansas City, KS Pub Bldg Comsn, Rev Bonds (South Cent KS Rgnl Med Ctr), Ser 2009,
7.000%, 9–1–38	3,000	3,520
Atchison, KS, Hosp Rev Bonds (Atchison Hosp Assoc), Ser 2008A,
6.750%, 9–1–30	2,920	3,154
Cert of Part in Rental Payments for Spring Hill Golf Corp, Ser 1998A:
5.750%, 1–15–06 (C)	75	11
6.250%, 1–15–13 (C)	270	41
6.375%, 1–15–20 (C)	325	49
6.500%, 1–15–28 (C)	4,470	670
Lawrence, KS (The Bowersock Mills & Power Co Hydroelec Proj) Indl Rev Bonds (Recovery Zone Fac Bonds), Ser 2010A,
7.625%, 8–1–37	3,500	3,689
Lenexa, KS, Spl Oblig Tax Incr Rev Bonds (City Ctr East Proj I), Ser 2007,
6.000%, 4–1–27 (C)	4,920	3,000
Olathe, KS, Spl Oblig Tax Incr Rev Bonds (West Vlg Ctr Proj), Ser 2007:
5.450%, 9–1–22	1,655	1,181
5.500%, 9–1–26	1,000	705
Olathe, KS, Sr Living Fac Rev Bonds (Catholic Care Campus, Inc.), Ser 2006A,
6.000%, 11–15–38	3,750	3,850
Olathe, KS, Trans Dev Dist Sales Tax Rev Bonds (The Olathe Gateway TDD No. 1a Proj), Ser 2006:
5.000%, 12–1–16 (C)	1,295	570
5.000%, 12–1–28 (C)	1,809	796
Unif Govt of Wyandotte Cnty/Kansas City, KS, Sales Tax Spl Oblig (Redev Proj Area B – Major Multi–Sport Athletic Complex Proj), Ser 2010B,
0.000%, 6–1–21 (B)	1,000	688
Wilson Cnty, KS, Hosp Rev Bonds, Ser 2006,
6.200%, 9–1–26	1,000	1,046

		22,970

Kentucky – 1.2%
KY Econ Dev Fin Auth, Hosp Rev Bonds, Ser 2010A:
6.375%, 6–1–40	5,500	6,341
6.500%, 3–1–45	2,500	2,896

		9,237

Louisiana – 0.8%
LA Local Govt Envirnmt Fac and Cmnty Dev Auth, Rev Bonds (Shreveport Arpt Cargo Fac Proj), Ser 2008C,
7.000%, 1–1–33	1,000	1,133
New Orleans Aviation Board, Gulf Opp Zone CFC Rev Bonds (Consolidated Rental Car Proj), Ser 2009A,
6.500%, 1–1–40	4,600	5,048

		6,181

Maryland – 0.6%
MD Econ Dev Corp, Econ Dev Rev Bonds (Terminal Proj), Ser B,
5.750%, 6–1–35	1,250	1,342
MD Econ Dev Corp, Port Fac Rfdg Rev Bonds (CNX Marine Terminals Inc. Port of Baltimore Fac), Ser 2010,
5.750%, 9–1–25	3,000	3,209

		4,551

Massachusetts – 1.1%
MA Dev Fin Agy, Rev Bonds, Foxborough Rgnl Charter Sch Issue, Ser 2010,
7.000%, 7–1–42	4,000	4,527
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009A,
7.875%, 6–1–44	1,100	795
MA Dev Fin Agy, Sr Living Fac Rev Bonds (The Groves in Lincoln Issue), Ser 2009C–2,
6.250%, 6–1–14	815	657
MA Indl Fin Agy, Res Recovery Rev Rfdg Bonds (Ogden Haverhill Proj), Ser 1998A,
5.600%, 12–1–19	2,500	2,507

		8,486

Michigan – 6.1%
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2001(C–1),
7.000%, 7–1–27	3,000	3,572
Detroit, MI Sewage Disp Sys, Sr Lien Rev Rfdg Bonds (Modal Fixed Rate), Ser 2003(B),
7.500%, 7–1–33	3,500	4,229
Flint Hosp Bldg Auth, Bldg Auth Rev Rental Bonds (Hurley Med Ctr), Ser 2010:
7.375%, 7–1–35	1,650	1,889
7.500%, 7–1–39	1,500	1,711
Garden City Hosp Fin Auth, Hosp Rev and Rfdg Bonds (Garden City Hosp Oblig Group), Ser 1998A,
5.750%, 9–1–17	1,320	1,321
Kent Hosp Fin Auth Rev Bonds (Metro Hosp Proj), Ser 2005A,
6.250%, 7–1–40	6,000	6,234
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev and Rev Rfdg Bonds (MI Technical Academy Proj), Ser 2012:
7.100%, 10–1–31	1,000	1,035
7.450%, 10–1–41	1,000	1,035
MI Fin Auth, Pub Sch Academy Ltd Oblig Rev Bonds (Old Redford Academy Proj), Ser 2010A,
6.500%, 12–1–40	3,000	3,070
MI Fin Auth, Sr Edu Fac Rev Bonds (St. Catherine of Siena Academy Proj), Ser 2010A,
8.500%, 10–1–45	9,815	11,170

Royal Oak Hosp Fin Auth, Hosp Rev and Rfdg Bonds (William Beaumont Hosp Oblig Group), Ser 2009V,
8.250%, 9–1–39	7,000	8,951
The Econ Dev Corp of Dearborn, MI, Ltd Oblig Rev and Rfdg Rev Bonds (Henry Ford Vlg, Inc. Proj), Ser 2008:
6.000%, 11–15–18	1,390	1,467
7.000%, 11–15–38	2,400	2,467

		48,151

Missouri – 10.8%
Arnold, MO, Real Ppty Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009A,
7.750%, 5–1–28	3,060	3,394
Arnold, MO, Sales Tax Incr Rev Bonds (Arnold Triangle Redev Proj), Ser 2009B,
8.000%, 5–1–28	2,000	2,143
Ballwin, MO, Tax Incr Rfdg and Impvt Rev Bonds (Ballwin Town Ctr Redev Proj), Ser 2002A,
6.250%, 10–1–17	2,200	2,200
Broadway–Fairview Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.875%, 12–1–31	675	550
6.125%, 12–1–36	675	553
Chillicothe, MO, Tax Incr Rev Bonds (South U.S. 65 Proj), Ser 2006:
5.625%, 4–1–24	860	762
5.625%, 4–1–27	1,500	1,285
Crossings Cmnty Impvt Dist, Rev Bonds (Wildwood, MO), Ser 2006,
5.000%, 3–1–26	2,000	2,003
Grindstone Plaza Trans Dev Dist (Columbia, MO), Trans Sales Tax Rev Bonds, Ser 2006A:
5.250%, 10–1–21	500	425
5.400%, 10–1–26	760	600
5.500%, 10–1–31	1,500	1,137
5.550%, 10–1–36	400	295
Hlth and Edu Fac Auth of MO, Edu Fac Rfdg Rev Bonds, Rockhurst Univ, Ser 2011A:
6.500%, 10–1–30	1,500	1,717
6.500%, 10–1–35	1,000	1,142
Indl Dev Auth of Kansas City, MO, Rev Bonds (Plaza Library Proj), Ser 2004,
5.900%, 3–1–24	2,500	2,536
Jennings, MO, Tax Incr and Cmnty Impvt Rfdg Rev Bonds (Northland Redev Area Proj), Ser 2006,
5.000%, 11–1–23	2,600	2,496
Lakeside 370 Levee Dist (St. Charles Cnty, MO), Levee Dist Impvt Bonds, Ser 2008,
7.000%, 4–1–28	5,700	4,914
Land Clearance for Redev Auth of St. Louis, Recovery Zone Fac Bonds (Kiel Opera House Proj), Ser 2010B,
7.000%, 9–1–35	3,000	3,136
Liberty, MO, Tax Incr Rev Bonds (Liberty Triangle Proj), Ser 2004,
5.750%, 9–1–24	650	624
M150 and 135th Street Trans Dev Dist, Trans Sales Tax Rev Bonds (State Line Station Proj–Kansas City), Ser 2004,
6.000%, 10–1–34	2,700	2,700
Manchester, MO, Tax Increment and Trans Rfdg Rev Bonds (Hwy 141/Manchester Road Proj), Ser 2010,
6.875%, 11–1–39	5,000	5,329
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2004A,
5.500%, 12–1–24	2,000	2,087
MO Dev Fin Board, Infra Fac Rev Bonds (Branson Landing Proj), Ser 2005A,
6.000%, 6–1–20	1,000	1,172

MO Dev Fin Board, Research Fac Rev Bonds (Midwest Research Institute Proj), Ser 2007,
4.500%, 11–1–27	3,500	3,580
St. Louis Cnty, MO, Rev Notes (Lambert Arpt Eastn Perimeter Redev Proj–RPA1), Sr Ser B,
9.000%, 11–1–31	3,000	3,115
St. Louis Muni Fin Corp, Compound Int Leasehold Rev Bonds (Convention Ctr Cap Impvt Proj), Ser 2010A:
0.000%, 7–15–36 (B)	1,500	448
0.000%, 7–15–37 (B)	2,500	704
Stone Canyon Cmnty Impvt Dist, Independence, MO, Rev Bonds (Pub Infra Impvt Proj), Ser 2007,
5.750%, 4–1–27 (C)	1,250	875
The Elm Point Commons Cmnty Impvt Dist (St. Charles, MO), Spl Assmt Bonds, Ser 2007,
5.750%, 3–1–27	1,610	1,563
The Indl Dev Auth of Branson, MO, Tax Incr Rev Bonds (Branson Shoppes Redev Proj), Ser 2006A,
5.950%, 11–1–29	2,900	2,859
The Indl Dev Auth of Bridgeton, MO, Sales Tax Rev Bonds (Hilltop Cmnty Impvt Dist Proj), Ser 2008A,
5.875%, 11–1–35	2,500	1,893
The Indl Dev Auth of Grandview, MO, Tax Incr Rev Bonds (Grandview Crossing Proj 1), Ser 2006,
5.750%, 12–1–28 (C)	1,000	260
The Indl Dev Auth of Kansas City, MO, Hlth Care Fac First Mtg Rev Bonds (The Bishop Spencer Place Proj), Ser 1994:
6.250%, 1–1–24	4,735	4,861
6.500%, 1–1–35	3,000	3,052
The Indl Dev Auth of Lee’s Summit, MO, Infra Fac Rev Bonds (Kensington Farms Impvt Proj), Ser 2007,
5.750%, 3–1–29	1,185	1,088
The Indl Dev Auth of Lee’s Summit, MO, Sr Living Fac Rev Bonds (John Knox Vlg Oblig Group), Ser 2007A,
5.125%, 8–15–32	1,000	997
The Indl Dev Auth of Moberly, MO, Annual Appropriation Recovery Zone Fac Bonds (Proj Sugar), Ser 2010–C,
6.000%, 9–1–24 (C)	4,000	1,400
The Indl Dev Auth of Platte Cnty, MO, Trans Rev Bonds (Zona Rosa Phase II Retail Proj), Ser 2007,
6.850%, 4–1–29	3,000	3,055
The Indl Dev Auth of St. Joseph, MO, Hlthcare Rev Bonds (Living Cmnty of St. Joseph Proj), Ser 2002,
7.000%, 8–15–32	7,000	7,016
The Indl Dev Auth of St. Louis, MO, Tax Incr and Cmnty Impvt Dist Rfdg Rev Bonds (Loughborough Commons Redev Proj), Ser 2007,
5.750%, 11–1–27	1,500	1,497
Univ Place Trans Dev Dist (St. Louis Cnty, MO), Sub Trans Sales Tax and Spl Assmt Rev Bonds, Ser 2009,
7.500%, 4–1–32	3,000	3,443

		84,906

Nebraska – 1.4%
Cent Plains Enrg Proj, Gas Proj Rev Bonds (Proj No. 3), Ser 2012:
5.250%, 9–1–37	9,000	9,366
5.000%, 9–1–42	2,000	1,997

		11,363

Nevada – 1.9%
Clark Cnty, NV, Spl Impvt Dist No. 142 (Mountain’s Edge), Local Impvt Bonds, Ser 2003:
5.800%, 8–1–15	1,820	1,877
6.100%, 8–1–18	1,365	1,408
6.375%, 8–1–23	2,325	2,396
Las Vegas Redev Agy, NV, Tax Incr Rev Bonds, Ser 2009A,
8.000%, 6–15–30	5,000	5,732
Overton Power Dist No. 5 (NV), Spl Oblig Rev Bonds, Ser 2008,
8.000%, 12–1–38	3,000	3,588

		15,001

New Hampshire – 0.0%
Lisbon Regional Sch Dist, NH, GO Cap Apprec Sch Bonds,
0.000%, 2–1–13 (B)	105	104

New Jersey – 1.5%
NJ Econ Dev Auth, Spl Fac Rev Bonds (Continental Airlines, Inc. Proj), Ser 1999,
6.250%, 9–15–19	5,665	5,689
NJ Edu Fac Auth, Rev Rfdg Bonds, Univ of Medicine and Dentistry of NJ Issue, Ser 2009B,
7.500%, 12–1–32	2,500	3,032
Tob Stlmt Fin Corp, Tob Stlmt Asset–Bkd Bonds, Ser 2007–1A,
5.000%, 6–1–41	3,760	2,924

		11,645

New York – 2.5%
Nassau Cnty Indl Dev Agy, Continuing Care Ret Cmnty Rev Bonds (Amsterdam at Harborside Proj), Ser 2007A:
6.500%, 1–1–27	1,500	990
6.700%, 1–1–43	5,000	3,200
NYC Indl Dev Agy, Spl Fac Rev Bonds (American Airlines, Inc. JFK Intl Arpt Proj), Ser 2005:
7.500%, 8–1–16 (C)	2,500	2,612
7.750%, 8–1–31 (C)	3,500	3,727
Suffolk Cnty Indl Dev Agy, Assisted Living Fac Rev Bonds (Medford Hamlet Assisted Living Proj), Ser 2005,
6.375%, 1–1–39	1,900	1,784
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999A:
7.250%, 1–1–20	1,855	1,858
7.250%, 1–1–30	1,000	1,001
Suffolk Cnty Indl Dev Agy, Civic Fac Rev Bonds (The Southampton Hosp Assoc Civic Fac), Ser 1999B,
7.625%, 1–1–30	4,740	4,745

		19,917

Ohio – 1.8%
Greene Cnty Port Auth, Adult Svc Fac Rev Bonds (Greene, Inc. Proj), Ser 2009,
7.500%, 12–1–33	3,500	4,138
OH Air Quality Dev Auth, Air Quality Rev Bonds (OH Vly Elec Corp Proj), Ser 2009E,
5.625%, 10–1–19	4,315	4,989
Summit Cnty Port Auth, OH (Cleveland – Flats East Dev Proj), Ser 2010B,
6.875%, 5–15–40	1,250	1,341
Toledo-Lucas Cnty Port Auth, Dev Rev Bonds (Toledo Express Arpt Proj), Ser 2004C,
6.375%, 11–15–32	3,875	3,919

		14,387

Oklahoma – 0.8%
OK Cnty Fin Auth, Ret Fac Rev Bonds (Concordia Life Care Cmnty), Ser 2005:
6.125%, 11–15–25	2,000	2,053
6.000%, 11–15–38	4,550	4,592

		6,645

Oregon – 1.4%
Hosp Fac Auth of Deschutes Cnty, OR, Hosp Rev Rfdg Bonds (Cascade Hlthcare Cmnty, Inc.), Ser 2008,
8.250%, 1–1–38	4,000	5,092
Port of Portland, OR, Portland Intl Arpt, Passenger Fac Charge Rev Bonds, Ser 2011A,
5.500%, 7–1–30	5,000	5,807

		10,899

Pennsylvania – 1.2%
Butler Cnty Hosp Auth, Hosp Rev Bonds (Butler Hlth Sys Proj), Ser 2009B,
7.250%, 7–1–39	3,000	3,597
Delaware Cnty Indl Dev Auth, Charter Sch Rev Bonds (Chester Cmnty Charter Sch Proj), Ser 2010A,
6.125%, 8–15–40	5,000	4,361
The Borough of Langhorne Manor, Higher Edu and Hlth Auth (Bucks Cnty, PA), Hosp Rev Bonds (Lower Bucks Hosp), Ser 1992:
7.300%, 7–1–12 (C)	1,850	629
7.350%, 7–1–22 (C)	3,400	1,156

		9,743

Puerto Rico – 1.7%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A,
5.750%, 7–1–28	2,000	2,201
Cmnwlth of PR, Pub Impvt Rfdg (GO Bonds), Ser 2012A,
5.500%, 7–1–39	3,750	3,857
PR Elec Power Auth, Power Rev Bonds, Ser 2010XX,
5.250%, 7–1–40	2,000	2,054
PR Sales Tax Fin Corp, Sales Tax Rev Bonds, First Sub Ser 2009A,
6.375%, 8–1–39	4,500	5,228

		13,340

South Carolina – 0.9%
SC Jobs-Econ Dev Auth, Rfdg Rev Bonds (The Woodlands at Furman Proj), Ser 2012A:
6.000%, 11–15–42	713	519
6.000%, 11–15–47	1,782	1,275
SC Jobs-Econ Dev Auth, Student Hsng Rev Bonds (Coastal Hsng Fndtn, LLC Proj), Ser 2009A,
6.500%, 4–1–42	5,000	5,389
SC Jobs-Econ Dev Auth, Sub Cap Apprec, Rfdg Rev Bonds (The Woodlands at Furman Proj), Ser 2012B:
0.000%, 11–15–47 (B)	1,069	37

		7,220

Tennessee – 0.7%
Upper Cumberland Gas Util Dist (Cumberland Cnty, TN) Gas Sys Rev Rfdg Bonds, Ser 2005:
6.800%, 5–1–19	1,805	1,829
6.900%, 5–1–29	3,750	3,788

		5,617

Texas – 12.3%
Bexar Cnty Hlth Fac Dev Corp, Rev Bonds (Army Ret Residence Fndtn Proj), Ser 2010,
6.200%, 7–1–45	1,750	1,927

Cass Cnty Indl Dev Corp, Envirnmt Impvt Rev Bonds, Ser 2009A,
9.500%, 3–1–33	3,500	4,546
Cent TX Rgnl Mobility Auth, Sr Lien Rev Bonds, Ser 2010:
0.000%, 1–1–36 (B)	2,000	544
0.000%, 1–1–40 (B)	1,500	317
Hackberry, TX, Combination Spl Assmt and Contract Rev Road Bonds (Hackberry Hidden Cove Pub Impvt Dist No. 2 Proj), Ser 2009A,
9.000%, 9–1–38	3,000	3,225
Harris Cnty Cultural Edu Fac Fin Corp, Rev Rfdg Bonds (Space Ctr Houston Proj), Sr Ser 2009,
7.000%, 8–15–28	4,500	4,704
Harris Cnty Hlth Fac Dev Corp, Hosp Rev Rfdg Bonds (Mem Hermann Hlthcare Sys), Ser 2008B,
7.250%, 12–1–35	2,000	2,464
HFDC of Cent TX, Inc., Ret Fac Rev Bonds (The Vlg at Gleannloch Farms, Inc. Proj), Ser 2006A:
5.250%, 2–15–13	600	602
5.250%, 2–15–14	700	702
5.250%, 2–15–15	710	710
5.500%, 2–15–27	1,500	1,322
Hopkins Cnty Hosp Dist, Hosp Rev Bonds, Ser 2008,
6.000%, 2–15–38	1,600	1,622
La Vernia Higher Edu Fin Corp (KIPP, Inc.), Ser 2009A,
6.375%, 8–15–44	2,000	2,273
La Vernia Higher Edu Fin Corp (Winfree Academy Charter Sch), Edu Rev Bonds, Ser 2009,
9.000%, 8–15–38	5,405	6,487
Lubbock Hlth Fac Dev Corp, First Mtg Rev and Rfdg Bonds (Carillon Sr Life Care Cmnty Proj), Ser 2005A,
6.625%, 7–1–36	6,000	6,121
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2007,
5.500%, 2–15–37	2,320	2,337
Lufkin Hlth Fac Dev Corp, Rev Rfdg and Impvt Bonds (Mem Hlth Sys of East TX), Ser 2009,
6.250%, 2–15–37	4,500	4,730
Mission Econ Dev Corp, Solid Waste Disp Rev Bonds (Dallas Clean Enrg McCommas Bluff, LLC Proj), Ser 2011,
6.875%, 12–1–24	2,000	2,104
Pharr, TX Higher Edu Fin Auth, Edu Rev Bonds (Idea Pub Sch), Ser 2009A:
6.250%, 8–15–29	900	1,013
6.500%, 8–15–39	1,800	2,032
Tarrant Cnty Cultural Edu Fac Fin Corp, Charter Sch Rev Bonds (Trinity Basin Preparatory Proj), Ser 2009A:
7.300%, 6–1–29	500	559
7.750%, 6–1–39	1,200	1,364
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (NW Sr Hsng Corp – Edgemere Proj), Ser 2006A,
6.000%, 11–15–36	6,000	6,299
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Buckingham Sr Living Cmnty, Inc. Proj), Ser 2007,
5.750%, 11–15–37	6,000	6,141
Tarrant Cnty Cultural Edu Fac Fin Corp, Ret Fac Rev Bonds (Mirador Proj), Ser 2010A:
8.125%, 11–15–39	750	820
8.250%, 11–15–44	7,000	7,685

TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (North Tarrant Express Managed Lanes Proj), Ser 2009,
6.875%, 12–31–39	5,000	5,898
TX Private Activity Bond Surface Trans Corp, Sr Lien Rev Bonds (LBJ Infra Group LLC IH–635 Managed Lanes Proj), Ser 2010:
7.500%, 6–30–32	1,500	1,869
7.000%, 6–30–40	6,000	7,183
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Cosmos Fndtn, Inc.), Ser 2010A,
6.200%, 2–15–40	5,400	6,108
TX Pub Fin Auth Charter Sch Fin Corp, Edu Rev Bonds (Odyssey Academy, Inc.), Ser 2010A,
7.125%, 2–15–40	3,000	3,242

		96,950

Utah – 0.6%
Muni Bldg Auth of Uintah Cnty, UT, Lease Rev Bonds, Ser 2008A:
5.300%, 6–1–28	2,000	2,196
5.500%, 6–1–37	2,000	2,156

		4,352

Virginia – 2.7%
Econ Dev Auth of James City Cnty, VA, Residential Care Fac Rev Bonds (VA Utd Methodist Homes of Williamsburg, Inc.), Ser 2007A:
5.400%, 7–1–27	2,500	2,166
5.500%, 7–1–37	3,800	3,078
Indl Dev Auth of Smyth Cnty, VA, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2009A,
8.000%, 7–1–38	5,000	6,185
Marquis Cmnty Dev Auth, Rev Bonds, Ser 2007,
5.625%, 9–1–41	2,779	2,547
Marquis Comnty Dev Auth (VA), Rev Bonds, Ser 2007,
0.000%, 9–1–41 (B)	821	100
Norfolk Redev and Hsng Auth, First Mtg Rev Bonds (Fort Norfolk Ret Cmnty, Inc. – Harbor’s Edge Proj), Ser 2004A:
6.000%, 1–1–25	1,050	1,055
6.125%, 1–1–35	3,640	3,656
Norfolk Redev and Hsng Auth, Multifam Rental Hsng Fac Rev Bonds (1016 Ltd Partnership – Sussex Apt Proj), Ser 1996,
8.000%, 9–1–26	2,330	2,333

		21,120

Washington – 1.4%
Port of Sunnyside, Yakima Cnty, WA, Rev Bonds (Indl Wastewater Treatment Sys), Ser 2008,
6.625%, 12–1–21	2,250	2,353
Pub Hosp Dist No. 1, Skagit Cnty, WA (Skagit Vly Hosp), Hosp Rev Bonds, Ser 2007:
5.625%, 12–1–25	1,500	1,651
5.750%, 12–1–28	1,510	1,648
WA Hlth Care Fac Auth, Rev Bonds (Seattle Cancer Care Alliance), Ser 2008,
7.375%, 3–1–38	4,100	5,017

		10,669

Wisconsin – 0.5%
WI Hlth and Edu Fac Auth, Rev Bonds (Beaver Dam Cmnty Hosp, Inc. Proj), Ser 2004A,
6.500%, 8–15–26	2,000	2,054
WI Hlth and Edu Fac Auth, Rev Bonds (Beloit College), Ser 2010A:
6.125%, 6–1–35	1,000	1,118
6.125%, 6–1–39	1,000	1,116

		4,288

Wyoming – 0.5%
WY Muni Power Agy, Power Supply Sys Rev Bonds, Ser 2008A, 5.500%, 1–1–38	4,000	4,330

TOTAL MUNICIPAL BONDS – 92.2%		$727,451
(Cost: $693,467)
SHORT-TERM SECURITIES
Certificate Of Deposit – 0.3%
Banco del Estado de Chile, 0.250%, 7–30–12	2,000	2,000

Commercial Paper – 1.6%
Danaher Corporation, 0.150%, 7–11–12 (D)	4,648	4,648
Hewlett-Packard Company, 0.450%, 7–30–12 (D)	3,000	2,999
Sonoco Products Co., 0.320%, 7–2–12 (D)	5,067	5,067

		12,714

Master Note – 0.0%
Toyota Motor Credit Corporation, 0.136%, 7–2–12 (E)	358	358

Municipal Obligations – 4.2%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.), 0.130%, 7–3–12 (E)	3,000	3,000
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.), 0.170%, 7–3–12 (E)	1,958	1,958
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank, N.A.), 0.180%, 7–5–12 (E)	350	350
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank, N.A.), 0.150%, 7–5–12 (E)	2,535	2,535
IL Fin Auth, Var Rate Demand Rev Bonds (The Carle Fndtn), Ser 2009 (GTD by JPMorgan Chase Bank, N.A.), 0.170%, 7–5–12 (E)	3,100	3,100
MI Strategic Fund, Var Rate Demand Ltd Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)), 0.160%, 7–2–12 (E)	12,673	12,673
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.160%, 7–3–12 (E)	4,000	4,000
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.), 0.220%, 7–5–12 (E)	2,000	2,000
Cert of Part, Denver Pub Sch, Var Rate Rfdg Ser 2011A-3 (GTD by Wells Fargo Bank, N.A.), 0.170%, 7–16–12 (E)	2,875	2,875
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation), 0.160%, 7–3–12 (E)	517	517

		33,008

TOTAL SHORT-TERM SECURITIES – 6.1%		$48,080
(Cost: $48,080)

TOTAL INVESTMENT SECURITIES – 98.3%	$775,531
(Cost: $741,547)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.7%	12,938

NET ASSETS – 100.0%	$788,469

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$719,331	$8,120
Short-Term Securities	—	48,080	—
Total	$—	$767,411	$8,120

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds
Beginning Balance 10–1–11	$8,429
Net realized gain (loss)	(1,682)
Net unrealized appreciation (depreciation)	(589)
Purchases	—
Sales	(978)
Transfers into Level 3 during the period	6,440
Transfers out of Level 3 during the period	(3,500)
Ending Balance 6–30–12	$8,120
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6–30–12	$(2,372)

Transfers from Level 2 to Level 3 occurred generally due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred generally due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the value at the later of the beginning of the fiscal period or the purchase date of the security. There were no reoccurring transfers between Levels 1 and 2 during the period ended June 30, 2012.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 6-30-12	Valuation Technique(s)	Unobservable Input(s)	Range
Assets
Municipal Bonds (1)	$8,120	Third-party pricing service Broker quotes	Lack of reliable market-based data	—

(1)

The significant unobservable inputs used in the fair value measurement of municipal bonds are probability of default, loss severity in the event of default, and when market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g trade information or broker quotes). Significant increases (decreases) in any of those inputs in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity.

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(B)	Zero coupon bond.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Rate shown is the yield to maturity at June 30, 2012.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$741,547
Gross unrealized appreciation	64,411
Gross unrealized depreciation	(30,427)
Net unrealized appreciation	$33,984

SCHEDULE OF INVESTMENTS Cash Management (in thousands)	JUNE 30, 2012 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Certificate Of Deposit
Banco del Estado de Chile:
0.350%, 8–10–12	$8,000	$8,000
0.785%, 9–10–12	25,156	25,156

Total Certificate Of Deposit – 3.1%		33,156
Commercial Paper
Baxter International Inc.:
0.290%, 7–9–12 (A)	7,900	7,899
0.240%, 7–11–12 (A)	14,000	13,999
0.270%, 7–12–12 (A)	17,000	16,999
Campbell Soup Co.,
0.190%, 8–7–12 (A)	10,500	10,498
Chicago Midway Intl Arpt Commercial Paper Notes, Ser 2006 C (GTD by JPMorgan Chase Bank, N.A.),
0.270%, 9–19–12 (A)	4,000	4,000
Corporacion Andina de Fomento:
0.280%, 7–2–12 (A)	15,200	15,200
0.230%, 7–16–12 (A)	35,000	34,996
0.280%, 8–23–12 (A)	2,500	2,499
Danaher Corporation:
0.160%, 7–9–12 (A)	25,000	24,999
0.150%, 7–11–12 (A)	2,673	2,673
E.I. du Pont de Nemours and Company,
0.200%, 8–2–12 (A)	17,823	17,820
L’Air Liquide S.A.:
0.150%, 7–9–12 (A)	2,729	2,729
0.200%, 7–16–12 (A)	4,920	4,919
L’Oreal USA, Inc.,
0.160%, 7–26–12 (A)	5,400	5,399
Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series B (Taxable), (GTD by Wells Fargo Bank, N.A.),
0.170%, 7–11–12 (A)	16,351	16,351
River Fuel Funding Company #3, Inc. (GTD by Bank of New York (The)),
0.210%, 7–31–12 (A)	6,000	5,999
River Fuel Funding Company #3, Inc. (GTD by Bank of Nova Scotia),
0.190%, 8–15–12 (A)	11,704	11,701
Sonoco Products Co.,
0.320%, 7–2–12 (A)	3,763	3,763
St. Jude Medical, Inc.:
0.190%, 7–12–12 (A)	30,000	29,998
0.190%, 7–23–12 (A)	12,425	12,423
0.200%, 7–27–12 (A)	9,000	8,999
Unilever Capital Corporation,
0.450%, 1–17–13 (A)	7,000	6,983
Wisconsin Electric Power Co.:
0.210%, 7–11–12 (A)	10,000	9,999
0.230%, 7–17–12 (A)	20,313	20,311
0.190%, 7–19–12 (A)	18,300	18,298

Total Commercial Paper – 29.2%		309,454
Notes
American Honda Finance Corp. (GTD by Honda Motor Co.):
0.720%, 9–7–12 (B)	17,300	17,300
0.710%, 9–26–12 (B)	7,000	7,000
Banco del Estado de Chile,
1.090%, 9–24–12 (B)	18,000	18,000
Bank of America, N.A.,
0.820%, 7–20–12 (B)	12,800	12,800

BellSouth Corporation (GTD by AT&T Inc.),
3.920%, 4–26–13 (C)	36,000	36,955
Caterpillar Inc.,
0.567%, 11–21–12 (C)	10,550	10,559
EPC – Allentown, LLC, Incr Var Rate Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.),
0.210%, 7–5–12 (B)	8,205	8,205
General Electric Capital Corporation:
3.500%, 8–13–12	8,600	8,630
5.250%, 10–19–12	34,700	35,159
5.450%, 1–15–13	7,100	7,285
IBM International Group Capital LLC (GTD by International Business Machines Corporation),
0.750%, 8–28–12 (B)	11,000	11,000
Kimberly–Clark Corporation,
4.028%, 12–19–12	31,600	32,134
P&W Holdings, LLC, Var Rate Demand Bonds, Ser 2005 (GTD by Wells Fargo Bank, N.A.),
0.240%, 7–5–12 (B)	3,765	3,765
Rabobank Nederland,
0.610%, 8–16–12 (B)	7,500	7,500
The Academy of the New Church, Var Rate Demand Bonds, Ser 2008 (GTD by Wachovia Bank, N.A.),
0.210%, 7–5–12 (B)	17,280	17,280
Toyota Motor Credit Corporation:
0.670%, 7–24–12 (B)	7,000	7,000
0.670%, 9–17–12 (B)	31,600	31,600
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank, N.A.),
0.210%, 7–5–12 (B)	11,121	11,121

Total Notes – 26.7%		283,293

TOTAL CORPORATE OBLIGATIONS – 59.0%		$625,903
(Cost: $625,903)

MUNICIPAL OBLIGATIONS
Arizona – 0.4%
The Indl Dev Auth of Phoenix, AZ, Adj Mode Multifam Hsng Rev Rfdg Bonds (Paradise Lakes Apt Proj), Ser 2007A (GTD by Wachovia Bank, N.A.),
0.180%, 7–5–12 (B)	4,000	4,000

California – 7.9%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America, N.A.),
0.130%, 7–2–12 (B)	5,000	5,000
CA Infra and Econ Dev Bank, Var Rate Demand Rfdg Rev Bonds (Los Angeles Cnty Museum of Natural History Fndtn), Ser 2008A (GTD by Wells Fargo Bank, N.A.),
0.140%, 7–2–12 (B)	3,000	3,000
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron U.S.A. Inc. Proj), Ser 2010C (GTD by Chevron Corporation),
0.150%, 7–2–12 (B)	6,450	6,450

CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co), Ser C (GTD by JPMorgan Chase Bank, N.A.),
0.170%, 7–2–12 (B)	4,500	4,500
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by United States Government), 0.160%, 7–5–12 (B)	8,285	8,285
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by United States Government),
0.160%, 7–5–12 (B)	9,500	9,500
City of Whittier, Hlth Fac Rev Bonds (Presbyterian Intercmnty Hosp), Ser 2009 (GTD by U.S. Bank, N.A.),
0.140%, 7–5–12 (B)	20,975	20,975
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank, N.A.),
0.150%, 7–5–12 (B)	7,315	7,315
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1, Adj Rate Spl Tax Bonds, Ser 2012 A (GTD by U.S. Bank,N.A.),
0.130%, 7–2–12 (B)	10,285	10,285
Santa Clara Cnty Fin Auth, Var Rate Rev Bonds, El Camino Hosp, Ser 2009A (GTD by Wells Fargo Bank, N.A.),
0.150%, 7–5–12 (B)	8,000	8,000

		83,310

Colorado – 3.0%
Castle Pines North Fin Corp, Var Rate Cert of Part, Ser 2009 (GTD by Wells Fargo Bank, N.A.),
0.190%, 7–5–12 (B)	2,950	2,950
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank, N.A.),
0.190%, 7–5–12 (B)	14,685	14,685
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank, N.A.),
0.190%, 7–5–12 (B)	7,270	7,270
Harvest Junction Metro Dist (Longmont, CO), Ltd Tax GO Var Rate Bonds, Ser 2006 (GTD by U.S Bank, N.A.),
0.200%, 7–5–12 (B)	3,090	3,090
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ-Ser A-1 (GTD by JPMorgan Chase & Co.):
0.220%, 7–5–12 (B)	2,000	2,000
0.500%, 7–5–12 (B)	800	800
Westminster Econ Dev Auth, Tax Incr Rev Rfdg Bonds (Mandalay Gardens Urban Renewal Proj), Ser 2009 (GTD by U.S. Bank, N.A.),
0.190%, 7–5–12 (B)	1,510	1,510

		32,305

Georgia – 1.9%
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GAPower Co Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Company),
0.230%, 7–2–12 (B)	19,117	19,117
Dev Auth of Talbot Cnty, Incr Indl Dev Rev Bonds (Junction City Mining Co, LLC Proj), Ser 2000 (GTD by Wachovia Bank, N.A.),
0.260%, 7–5–12 (B)	1,430	1,430

		20,547

Illinois – 1.4%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hltcare Org (GTD by JPMorgan Chase Bank, N.A.), 0.170%, 7–5–12 (B)	8,825	8,825
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase &Co.), 0.170%, 7–2–12 (B)	5,900	5,900

		14,725

Indiana – 0.2%
IN Fin Auth, Hlth Sys Rev Bonds (Sisters of St. Francis Hlth Svcs, Inc. Oblig Group), Ser 2009H (GTD by JPMorgan Chase Bank, N.A.), 0.170%, 7–5–12 (B)	2,000	2,000

Louisiana – 2.9%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.), 0.160%, 7–2–12 (B)	8,448	8,448
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.), 0.160%, 7–5–12 (B)	14,650	14,650
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York (The)), 0.140%, 7–5–12 (B)	5,000	5,000
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp Proj), Ser 1996 (GTD by Exxon Mobil Corporation), 0.140%, 7–2–12 (B)	2,225	2,225

		30,323

Maryland – 1.0%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank), 0.190%, 7–5–12 (B)	10,550	10,550

Massachusetts – 1.2%
MA Hlth and Edu Fac Auth, Var Rate Rev Bonds, Dana-Farber Cancer Institute Issue, Ser 2008L–1 (GTD by JPMorgan Chase Bank, N.A.), 0.150%, 7–5–12 (B)	12,600	12,600

Michigan – 1.6%
Board of Regents of Eastn MI Univ, Gen Rev Var Rate Demand Rfdg Bonds, Ser 2009A (GTD by JPMorgan Chase & Co.), 0.160%, 7–2–12 (B)	16,900	16,900

Minnesota – 0.2%
Minneapolis, MN, Var Rate Demand Rev Bonds (People Serving People Proj), Ser 2000A, 0.170%, 7–2–12 (B)	2,000	2,000

Mississippi – 5.0%
MS Business Fin Corp, Adj Mode Indl Dev Rev Bonds (Belk, Inc. Proj), Ser 2005 (GTD by Wachovia Bank, N.A.), 0.210%, 7–5–12 (B)	8,919	8,919

MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2007D (GTD by Chevron Corporation), 0.160%, 7–2–12 (B)	36,565	36,565
MS Business Fin Corp, Gulf Opp Zone Indl Dev Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 2010J (GTD by Chevron Corporation), 0.160%, 7–2–12 (B)	7,850	7,850

		53,334

Missouri – 0.6%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.), 0.240%, 7–5–12 (B)	6,510	6,510

Montana – 0.4%
Great Falls, MT, Multifam Hsng Rev Bonds (Autumn Run Apt Proj), Ser 1998 (GTD by U.S. Bank, N.A.), 0.200%, 7–5–12 (B)	4,515	4,515

New York – 1.8%
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corporation), 0.210%, 7–5–12 (B)	14,000	14,000
NY State Hsng Fin Agy, 600 W 42nd Street Hsng Rev Bonds, Ser 2008B, 0.170%, 7–5–12 (B)	5,250	5,250

		19,250

Ohio – 0.6%
Franklin, OH, Var Rate Demand Hosp Fac Rfdg and Impvt Rev Bonds (U.S. Hlth Corp of Columbus), Ser 1996A (GTD by U.S. Bank, N.A.), 0.170%, 7–5–12 (B)	5,870	5,870

Oregon – 0.3%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank, N.A.), 0.160%, 7–5–12 (B)	3,595	3,595

Texas – 5.3%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.), 0.180%, 7–5–12 (B)	23,395	23,395
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.), 0.160%, 7–2–12 (B)	10,025	10,025
Port Arthur Navigation Dist Indl Dev Corp, Exempt Fac Var Rate Rev Bonds (Air Products Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.), 0.160%, 7–2–12 (B)	23,000	23,000

		56,420

Washington – 0.2%
WA State Hsng Fin Comsn, Var Rate Demand Multifam Mtg Rev Bonds (Lake Washington Apt Proj), Ser 1996 (GTD by U.S. Bank, N.A.), 0.200%, 7–5–12 (B)	2,140	2,140

Wisconsin – 1.1%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank, N.A.), 0.180%, 7–5–12 (B)	4,830	4,830
WI Hlth and Edu Fac Auth, Var Rate Rev Bonds (Aurora Hlth Care Inc.), Ser 2008–A (GTD by U.S. Bank, N.A.), 0.170%, 7–5–12 (B)	6,275	6,275

		11,105

Wyoming – 0.2%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron U.S.A. Inc. Proj), Ser 1992 (GTD by Chevron Corporation), 0.160%, 7–2–12 (B)	2,369	2,369

TOTAL MUNICIPAL OBLIGATIONS – 37.2%		$394,368
(Cost: $394,368)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills
United States Treasury Bills:
0.150%, 9–27–12	9,500	9,496
0.150%, 10–11–12	5,000	4,998
0.140%, 12–13–12	8,000	7,995

Total Treasury Bills – 2.1%		22,489

United States Government Agency Obligations
Overseas Private Investment Corporation (GTD by United States Government):
0.180%, 7–5–12 (B)	9,057	9,057
0.180%, 7–5–12 (B)	2,000	2,000
0.180%, 7–5–12 (B)	1,297	1,297
0.500%, 12–9–12	4,200	4,200
Totem Ocean Trailer Express, Inc. (GTD by United States Government),
0.720%, 7–16–12 (B)	14,387	14,387

Total United States Government Agency Obligations – 2.9%		30,941

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 5.0%		$53,430
(Cost: $53,430)

TOTAL INVESTMENT SECURITIES – 101.2%		$1,073,701
(Cost: $1,073,701)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.2%)		(13,323)

NET ASSETS – 100.0%		$1,060,378

Notes to Schedule of Investments

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following tables summarize the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$625,903	$—
Municipal Obligations	—	394,368	—
United States Government Agency Obligations	—	53,430	—
Total	$—	$1,073,701	$—

There were no reoccurring transfers between any levels during the period ended June 30, 2012.

(A)	Rate shown is the yield to maturity at June 30, 2012.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012. Date shown represents the date that the variable rate resets or the next demand date.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at June 30, 2012 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,073,701
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

ITEM 2.     CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds
(Registrant)

By	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 29, 2012

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 29, 2012